As filed with the Securities and Exchange Commission on October 7, 2021

Securities Act File No. 333-______

U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment
[ ]
Post-Effective Amendment
[ ]

(Check appropriate box or boxes)

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, CO 80203

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Brendan Hamill

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

 Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on November 8, 2021 pursuant to Rule 488.

Title of Securities Being Registered: Investor, Class A, Class C, and Class I shares of beneficial interest, with no par value, of RiverFront Asset Allocation Growth & Income.

No filing fee is due because an indefinite number of shares of beneficial interest have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

[FIT/RiverFront Logo]

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, CO 80203

December [  ], 2021

Dear Shareholder:

The Board of Trustees (“Board”) of Financial Investors Trust (the “Trust”) has recently approved an Agreement and Plan of Reorganization pursuant to which the RiverFront Asset Allocation Moderate and the RiverFront Asset Allocation Aggressive (each, an “Acquired Fund”) would be combined with and into the RiverFront Asset Allocation Growth & Income (the “Acquiring Fund”) in what is expected to be a tax-free reorganization (the “Reorganization”). Each of the Acquired Funds and the Acquiring Fund is a separate series of the Trust.

The Board of the Trust unanimously approved the reorganization of the Acquired Funds into the Acquiring Fund after considering the recommendations of ALPS Advisors, Inc. and RiverFront Investment Group, LLC the investment adviser and sub-adviser respectively to the Funds, and concluding that the Reorganization would be in the best interests of each Acquired Fund, the Acquiring Fund, and their shareholders. Each Reorganization is expected to occur on or about January 24, 2022.

Upon completion of the Reorganization, shareholders of each Acquired Fund will become shareholders of the Acquiring Fund, and will receive Acquiring Fund shares of the corresponding class equal in value to the Acquired Fund shares held on the closing date of the Reorganization, except that holders of Class L Shares and Investor II Shares of the RiverFront Asset Allocation Aggressive will receive Class I Shares and Investor Shares respectively of the Acquiring Fund. The Reorganization is expected to be tax-free to shareholders of the Funds in question for Federal income tax purposes, and no commission, redemption fee or other transactional fee will be charged to shareholders as a result of the Reorganization.

The Reorganization does not require shareholder approval, and you are not being asked to vote on its approval. We do, however, ask that you carefully review the enclosed Information Statement/Prospectus, which contains important information about each of the Funds.

If you have any questions, please call us toll-free at 1-866-759-5679 between 7:00 a.m. and 5:00 p.m., Mountain time, Monday through Friday.

Sincerely, Dawn Cotten President Financial Investors Trust

FINANCIAL INVESTORS TRUST

1290 Broadway, Suite 1000

Denver, CO 80203

(303) 623-2577

INFORMATION STATEMENT/PROSPECTUS

December [  ], 2021

RiverFront Asset Allocation Aggressive

RiverFront Asset Allocation Moderate

RiverFront Asset Allocation Growth & Income

INTRODUCTION

This combined Information Statement and Prospectus (“Information Statement/Prospectus”) is being furnished in connection with the upcoming reorganization (the “Reorganization”) of the RiverFront Asset Allocation Aggressive and RiverFront Asset Allocation Moderate (each, an “Acquired Fund”) with and into the RiverFront Asset Allocation Growth & Income (the “Acquiring Fund”) (each a “Fund” and collectively the “Funds”).

This Information Statement/Prospectus is being provided to shareholders of each Acquired Fund to inform you of the pending Reorganization and to provide you with information concerning the Acquiring Fund. Because shareholders of the Acquired Funds will ultimately hold shares of the Acquiring Fund, this Information Statement/Prospectus also serves as a Prospectus for the Acquiring Fund.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

This Information Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information about the Acquiring Fund that a shareholder should know before investing. A Statement of Additional Information (the “SAI”) relating to this Information Statement/Prospectus dated December [  ], 2021, containing additional information about the Reorganizations and the Funds, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference (File No. 333-[________]). You may receive a copy of the SAI without charge by contacting the Funds at www.alpsfunds.com, or calling toll free 1-866-759-5679.

For more information regarding the Acquiring Fund, see the Prospectus and SAI for the Acquiring Fund dated February 28, 2021, which have been filed with the SEC and which are incorporated herein by reference (File Nos. 033-72424 and 811-08194). The annual and semi-annual reports of the Acquired Fund for the fiscal periods ended October 31, 2020 and April 30, 2021, respectively, which highlight certain important information such as investment results and financial information for the Acquired Funds and which have been filed with the SEC, are incorporated herein by reference (File Nos. 033-72424 and 811-08194). You may receive copies of each of the Prospectus, SAI and shareholder reports mentioned above without charge by contacting the Funds at www.alpsfunds.com or by calling toll free 1-866-759-5679.

You also can copy and review information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 202-551-8090 or 1-800-SEC-0330. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, 100 F Street N.E., Washington, D.C. 20549-0102.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS INFORMATION STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

SUMMARY	4
The Reorganization	4
Board Considerations	5
The Trust	6
COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	6
COMPARISON OF FEES AND EXPENSES	8
COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS	14
COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES	16
COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS	19
COMPARISON OF PERFORMANCE	20
INFORMATION ABOUT THE REORGANIZATION	23
The Agreement and Plan of Reorganization	23
Reasons for the Reorganization and Board Considerations	23
Tax Considerations	25
Expenses of the Reorganization	26
ADDITIONAL INFORMATION ABOUT THE FUNDS	26
Investment Adviser	26
Other Service Providers	27
Financial Highlights	27
Form of Organization	27
Security Ownership of Certain Beneficial Owners	28

EXHIBIT A- FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B - COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES	B-1
EXHIBIT C CAPITALIZATION	C-1
EXHIBIT D – SHAREHOLDER INFORMATION	D-1
EXHIBIT E – FINANCIAL HIGHLIGHTS	E-1
EXHIBIT F – CONTROL SHAREHOLDERS	F-1

SUMMARY

This Summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus and in the Agreement and Plan of Reorganization, a form of which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus carefully. For more complete information, please read each Fund’s Prospectus.

This Information Statement/Prospectus is for informational purposes only and you do not need to do anything in response to receiving it. We are not asking you for a proxy or written consent, and you are requested not to send us a proxy or written consent.

The Reorganization

The Board of Trustees (“Board”) of Financial Investors Trust (the “Trust”) has approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the RiverFront Asset Allocation Moderate and the RiverFront Asset Allocation Aggressive (each, an “Acquired Fund”) would be combined with and into the RiverFront Asset Allocation Growth & Income (the “Acquiring Fund”) in what is expected to be a tax-free reorganization (the “Reorganization”). Each of the Acquired Funds and the Acquiring Fund is a separate series of the Trust.

Acquired Fund	Acquiring Fund
RiverFront Asset Allocation Moderate (the “Moderate Fund”)	RiverFront Asset Allocation Growth & Income (the “Growth & Income Fund”)
RiverFront Asset Allocation Aggressive (the “Aggressive Fund”)

The Reorganization Agreement will provide for:

•	the transfer of all of the assets of the respective Acquired Fund to the Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Funds;

•	the distribution of Acquiring Fund shares of beneficial interest to the shareholders of the Acquired Funds; and

•	the complete termination and liquidation of the Acquired Funds.

The Reorganization Agreement is not subject to approval by shareholders of the Acquired Funds. The Reorganization is expected to be effective on or about the close of business on or about January 24, 2022, or on a later date as the parties may agree (the “Closing Date”). The Acquiring Fund is expected to be the surviving entity for accounting purposes in the Reorganization.

As a result of the Reorganization, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding class of the Acquiring Fund (except that holders of Class L Shares and Investor II Shares of the RiverFront Asset Allocation Aggressive will receive Class I Shares and Investor Shares respectively of the Acquiring Fund) having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s Acquired Fund shares (of the particular class) as of the close of business on the Closing Date.

The Trust expects that, following the Reorganization, former shareholders of the Moderate Fund and former shareholders of the Aggressive Fund will experience, as shareholders of the combined post-transaction Growth & Income Fund, total fund operating expense ratios (excluding the effect of acquired fund fees and expenses) of 0.50%, 1.25%, 0.25%, and 0.50% (for Class A, Class C, Class I, and Investor Shares), as opposed to 0.50%, 1.25%, 0.25%, and 0.50% respectively for shareholders of the Moderate Fund and 0.50%, 1.25%, 0.25%, 0.50%, 0.50%, and 0.25% (for Class A, Class C, Class I, Investor Shares, Investor II Shares (merging into Investor Shares), and Class L Shares (merging into Class I)) respectively for shareholders of the Aggressive Fund prior to the transaction.

See “INFORMATION ABOUT THE REORGANIZATION,” below. It is expected that each Reorganization will be a tax-free reorganization. See “INFORMATION ABOUT THE REORGANIZATION – Tax Considerations,” below.

Board Considerations

For the reasons set forth below under “Reasons for the Reorganization and Board Considerations,” the Board of Trustees, including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), (the “Independent Trustees”), has concluded that each Acquired Fund’s participation in the Reorganization is in the best interest of the applicable Acquired Fund and its shareholders, and that the interests of each such Acquired Fund’s existing shareholders would not be diluted as a result of the Reorganization. The Board of Trustees has also approved the Reorganization on behalf of the Acquiring Fund and has concluded that participation in the Reorganization is in the best interest of the Acquiring Fund and its shareholders, and that the interests of the Acquiring Fund’s existing shareholders would not be diluted as a result of the Reorganization.

The Board of Trustees of the Trust, in determining to approve the proposed Reorganization, considered a number of factors in connection with this decision. Among the factors considered by the Board were:

•	the terms of the Reorganization;
•	the anticipated tax-free nature of the transaction for the Funds and their shareholders;
•	that the principal investment strategies of the Acquiring Fund and Acquired Funds are not materially different, except for certain differences in their target allocations to equity/fixed income securities and in the ETFs in which they may invest;
•	that each Acquired Fund and the Acquiring Fund has identical management fee, unitary administrative fee, Rule 12b-1 fees, and class structures;

•	the future particular composition of the portfolio of the Acquiring Fund and the related acquired fund fees and expenses incurred as a result of such portfolio holdings, although there can be no assurance that any such expense levels will ultimately be achieved;
•	that shareholders of the Funds may potentially benefit from economies of scale expected to be realized as a result of combining the assets of the Funds, although there can be no assurance that any such economies of scale will ultimately be achieved; and
•	that neither the Funds nor their shareholders will bear any costs of the Reorganization because the RiverFront Investment Group, LLC, (“RiverFront” or the “Sub-Adviser”) has agreed to bear all of the costs of the transaction.

The Board also considered potential materially adverse consequences of the Reorganization, including that each Acquired Fund is expected to sell approximately 50% of its portfolio securities, which are not intended to be retained by the Acquiring Fund, and which would be sold in order to better align the portfolio with that of the surviving Acquiring Fund. The sales of these portfolio securities could, under certain circumstances, cause potentially adverse tax results for certain taxable investors because such sales could potentially result in the recognition of capital gains by the Acquired Fund, depending upon the specific circumstances of the portfolio security, which would then be passed through to shareholders.

The Board also considered alternatives to the proposed Reorganization, including merging fewer funds or liquidating some or all of the Funds, and concluded that combining the Funds through the Reorganization was in the best interests of the shareholders of the Funds.

The Trust

Each of the Acquiring Fund and Acquired Funds (collectively, the “Funds”) is a series of the Trust, an open-end management investment company organized as a Delaware statutory trust. The Trust offers redeemable shares in different classes and series. The Funds presently offer the following classes of shares: Investor Shares, Class C shares, Class I shares, and Class A shares. In addition, the Aggressive Fund also offers Class L and Investor Class II shares.

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This section will help you compare the investment objectives and principal investment strategies of each Acquired Fund and the Acquiring Fund. Please be aware that this is only a brief summary discussion. A chart providing a side-by-side comparison of the Funds can be found in Exhibit B.

Investment Objectives and Principal Investment Strategies

The investment objectives of the Funds are as follows:

Investment Objectives
Acquired Fund	Acquiring Fund
RiverFront Asset Allocation Aggressive: seeks to achieve long-term capital appreciation.	RiverFront Asset Allocation Growth & Income: seeks to achieve long-term growth and income.
RiverFront Asset Allocation Moderate: seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital.

While the principal investment strategies of each Fund are similar, there are certain differences, as discussed below.

Material Similarities in Principal Investment Strategies

Each Fund seeks, under normal market conditions, a target asset allocation, on a look-through basis, of a certain percentage of its portfolio to equities and a certain percentage to fixed-income securities, subject to variations typically of up to 20%. Each Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations.

With respect to each Fund that invests in fixed income ETFs, the fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. The equity issuers to which the Funds will have exposure may include issuers of any market capitalization.

Each of the Fund’s portfolios is expected to have exposure to international securities, including issuers located in emerging markets. With respect to each of the Funds, certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts. The RiverFront ETFs in which each of the Funds invests may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

To seek to mitigate risks of conflicts of interest arising from investments in affiliated investment companies, each Fund has adopted an expense structure under which the Fund does not pay advisory fees to either the Adviser or the Sub-Adviser. For non-advisory services, the Fund pays an administrative fee, pursuant to an Administrative Services Agreement, in addition to other expenses described in the Fund’s fees and expenses table. The fee, which is calculated at an annual rate of 0.25% of the Fund’s average daily net assets, covers Fund expenses including the costs of transfer agency, custody, fund administration, legal, bookkeeping, audit, and other expenses, but does not cover fees or distribution and service (Rule 12b-1) fees, which are borne separately by each Fund.

Material Differences in Principal Investment Strategies

The Moderate Fund and the Aggressive Fund each seeks to achieve its investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of ETFs sub-advised by RiverFront (“RiverFront ETFs”). The Growth & Income Fund seeks to achieve its investment objective by strategically investing in, and tactically adjusting allocations to, ETFs that, under normal market conditions, are expected to consist of RiverFront ETFs, as well as unaffiliated ETFs.

The Moderate and Aggressive Funds’ tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum. The Growth & Income Fund’s tactical adjustments refer to the Sub-Adviser’s periodic modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that are perceived to have a higher probability of relative outperformance.

The Growth & Income Fund seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 60% to equities and 40% to fixed-income securities, subject to the variations noted above, while: (i) the Moderate Fund seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 50% to equities and 50% to fixed-income securities, subject to the variations noted above, and (ii) the Aggressive Fund seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 100% to equities and 0% to fixed-income securities, subject to the variations noted above.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Funds. The Annual Fund Operating Expenses and Example tables shown below are based on actual expenses incurred for the fiscal periods ended April 30, 2021 for the Acquired Funds and the Acquiring Fund. Pro forma numbers are estimated in good faith.

For purchases of Class A shares, a shareholder may qualify for a sales charge discount. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this Information Statement/Prospectus.

Fees and Expenses

Shareholder Transaction Fees (fees paid directly from your investment)	Aggressive Fund – Investor Shares(1)	Aggressive Fund – Investor II Shares(1)(5)	Moderate Fund– Investor Shares(1)	Growth & Income Fund– Investor Shares(2)	Combined Growth & Income Fund - Investor Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None	None	None
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fees	None	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.64%	0.64%	0.53%	0.60%	0.39%
Total Annual Fund Operating Expenses(4)	1.14%	1.14%	1.03%	1.10%	0.89%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	Investor II Shares of the Aggressive Fund will be exchanged for Investor Shares of the Growth & Income Fund as part of the Reorganization.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Aggressive Fund
Investor Shares	$116	$362	$627	$1,385
Investor II Shares	$116	$362	$627	$1,385

Moderate Fund
Investor Shares	$105	$328	$568	$1,258

Growth & Income Fund
Investor Shares	$112	$350	$606	$1,339

Pro Forma Combined Growth & Income Fund
Investor Shares	$91	$284	$493	$1,095

Shareholder Transaction Fees (fees paid directly from your investment)	Aggressive Fund – Class A Shares(1)	Moderate Fund– Class A Shares(1)	Growth & Income Fund– Class A Shares(2)	Combined Growth & Income Fund - Class A Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	5.50%	5.50%	5.50%	5.50%
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None	None
Distribution (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Shareholder Servicing Fees	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.64%	0.53%	0.60%	0.39%
Total Annual Fund Operating Expenses(4)	1.14%	1.03%	1.10%	0.89%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Aggressive Fund
Class A Shares	$660	$892	$1,143	$1,859

Moderate Fund
Class A Shares	$649	$860	$1,087	$1,739

Growth & Income Fund
Class A Shares	$656	$880	$1,123	$1,815

Pro Forma Combined Growth & Income Fund
Class A Shares	$636	$818	$1,016	$1,585

Shareholder Transaction Fees (fees paid directly from your investment)	Aggressive Fund – Class C Shares(1)	Moderate Fund– Class C Shares(1)	Growth & Income Fund– Class C Shares(2)	Combined Growth & Income Fund - Class C Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None	None
Distribution and Service (12b-1) Fees	1.00%	1.00%	1.00%	1.00%
Shareholder Servicing Fees	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.64%	0.53%	0.60%	0.39%
Total Annual Fund Operating Expenses(4)	1.89%	1.78%	1.85%	1.64%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Aggressive Fund
Class C Shares	$292	$594	$1,0214	$2,209

Moderate Fund
Class C Shares	$281	$560	$964	$2,092

Growth & Income Fund
Class C Shares	$288	$582	$1,000	$2,166

Pro Forma Combined Growth & Income Fund
Class C Shares	$267	$517	$891	$1,941

You would pay the following expenses if you did not redeem your shares:

Fund	1 year	3 years	5 years	10 years
Aggressive Fund
Class C Shares	$192	$594	$1,0214	$2,209

Moderate Fund
Class C Shares	$181	$560	$964	$2,092

Growth & Income Fund
Class C Shares	$188	$582	$1,000	$2,166

Pro Forma Combined Growth & Income Fund
Class C Shares	$167	$517	$891	$1,941

Shareholder Transaction Fees (fees paid directly from your investment)	Aggressive Fund – Class I Shares(1)	Aggressive Fund – Class L Shares(1)(5)	Moderate Fund– Class I Shares(1)	Growth & Income Fund– Class I Shares(2)	Combined Growth & Income Fund - Class I Shares Pro Forma
Maximum Sales Charge (Load) on Purchases	None	None	None	None	None
Maximum Deferred Sales Charge (Load) on Redemptions	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	None	None	None	None	None
Distribution (12b-1) Fees	None	None	None	None	None
Shareholder Servicing Fees	None	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	0.64%	0.64%	0.53%	0.60%	0.39%
Total Annual Fund Operating Expenses(4)	0.89%	0.89%	0.78%	0.85%	0.64%

(1)	Acquired Fund.
(2)	Acquiring Fund.
(3)	Pursuant to the Fund’s advisory and sub-advisory agreements, neither the Adviser nor the Sub-Adviser receives a management fee from the Fund. However, the Sub-Adviser and the Adviser will indirectly derive management fees to the extent the Fund invests in an ETF or other fund managed by the Sub-Adviser and/or the Adviser, as applicable.
(4)	Total Annual Fund Operating Expenses have been restated to reflect current fees.
(5)	Investor L Shares of the Aggressive Fund will be exchanged for Class I Shares of the Growth & Income Fund as part of the Reorganization.

Example

The example below is intended to help you compare the costs of investing in the Selling Fund and Acquiring Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to the Acquiring Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that the Selling Fund and Acquiring Fund’s operating expenses remain the same (taking into account the expense limitation in year one). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 year	3 years	5 years	10 years
Aggressive Fund
Class I Shares	$91	$284	$493	$1,095
Class L Shares	$91	$284	$493	$1,095

Moderate Fund
Class I Shares	$80	$249	$433	$965

Growth & Income Fund
Class I Shares	$87	$271	$471	$1,048

Pro Forma Combined Growth & Income Fund
Class I Shares	$65	$205	$357	$798

Unitary Fee Arrangement

With respect to each of the Funds, the Sub-Adviser (and where applicable, the Adviser) receives sub-advisory (or advisory) fees from the underlying RiverFront ETF that are payable to those parties pursuant to the subadvisory and/or advisory agreements of those underlying RiverFront ETFs. While the underlying RiverFront ETFs in which the Fund invests may have different advisory fee rates, the Fund will only invest in RiverFront ETFs subject to the same sub-advisory fee rates as other RiverFront ETFs already in the Fund’s portfolio.

Each Acquired Fund and the Acquiring Fund has adopted an expense structure under which each such Fund does not pay advisory fees to either the Adviser or the Sub-Adviser. For non-advisory services, each Fund pays an administrative fee of 0.25% to the administrator in addition to other expenses described in the Fund’s fees and expenses table. These services include general fund administration services, transfer agency services, as well as bookkeeping and accounting services.

COMPARISON OF SALES LOAD, DISTRIBUTION AND SHAREHOLDER
SERVICING ARRANGEMENTS

Distribution and Services (12b-1) Plan for Investor Class, Class A, and Class C Shares

Each Fund has adopted a separate plan of distribution for Investor Class, Class A, and Class C shares, and the Aggressive Fund has adopted such a plan for Investor II Class shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund, as applicable, to use Investor Class, Class A, Class C, and for the Aggressive Fund, Investor II Class, assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, and (as applicable) Investor II Class shares and/or the provision of ongoing shareholder services to Investor Class, Class A, Class C, and (as applicable) Investor II Class shareholders. Each Plan permits payment for services in connection with the administration of plans or programs that use Investor Class, Class A, and Class C shares of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares (and for the Aggressive Fund, Investor II Class shares), 1.00% of a Fund’s average daily net assets attributable to its Class C shares. Because these fees are paid out of a Fund’s Investor Class, Investor II Class (as applicable), Class A, and Class C assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class, Investor II Class (as applicable), Class A, and Class C shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plans, the Trust is authorized to make payments to ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Distributor is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares. The Distributor may, pursuant to a written agreement between Distributor and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares should the financial intermediary forgo the commission.

Payments to Financial Intermediaries

Each Funds’ Adviser and/or Sub-Adviser and/or their affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser or Sub-Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries out of their own resources. The amount of these payments is determined by the adviser or sub-adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Sales Charge When You Purchase Investor Class, Class A or Class C shares of any of the Funds

Class A Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Investment	Dealer Concession as a Percentage of Offering Price*
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.60%
$1 million or greater	0.00%	0.00%	0.00%

*	“Offering Price” includes the font-end sales load.

The Investor Class, Class C, and Class I shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

With respect to any of the Funds, you may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of a Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as a Fund, its agents, or your financial intermediary may not retain this information.

A Fund may waive Class A sales charges on investor purchases including shares purchased by officers, directors, trustees, and employees of the adviser, sub-adviser, and their respective affiliates. “Appendix A - Intermediary-Specific Sales Charge Waivers and Discounts” to this Information Statement/Prospectus lists waivers and discounts available for shareholders purchasing Fund shares through a Merrill Lynch, Morgan Stanley, or Raymond James platform or account, and prospective shareholders should review this Appendix to determine if a waiver or discount is applicable to the shareholder’s situation. In addition, those purchasing Fund shares through a financial intermediary are encouraged to consult with such intermediary regarding the availability of waivers and discounts. No intermediary may apply waivers and discounts to purchases other than in accordance with this Information Statement/Prospectus and Appendix A.

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Comparison of Fund Assets

As of June 30, 2021, the approximate total net assets of the Aggressive Fund, the Moderate Fund, and the Growth & Income Fund were as follows:

Aggressive Fund	$27,413,615

Moderate Fund	$49,512,298

Growth & Income Fund	$63,535,979

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES

Investment Minimums. The Acquiring Fund and each Acquired Fund offers investors four Classes of shares: Classes Investor, A, C and I, except that the Aggressive Fund also offers Investor II shares and Class L shares. The minimum investment in Investor Class shares, Class A shares and Class C shares is $500 for tax-advantaged accounts and $2,500 for other accounts. The minimum investment in Class I shares is $100,000. The minimum investment in Investor Class II shares is $500 for tax-advantaged accounts and $2,500 for other accounts. The minimum investment in Class L shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within a Fund. There is no subsequent investment minimum.

Each Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums. The Investor Class II and L Class are closed to new investors, and therefore the investment minimums are not applicable at this time.

Buying Shares. With respect to each of the Funds, in order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to ensure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase, exchange or redeem shares of a Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. Each Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, each Fund is available only to U.S. citizens or residents.

Exchanging Shares of ALPS-Advised Funds

If you have held all or part of your shares in a Fund for at least seven days, you may exchange those shares for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

•	ALPS | Red Rocks Listed Private Equity Fund
•	Clough China Fund
•	ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
•	RiverFront Asset Allocation Aggressive
•	RiverFront Asset Allocation Moderate
•	RiverFront Asset Allocation Growth & Income
•	ALPS | Kotak India Growth Fund
•	ALPS | Smith Total Return Bond Fund
•	ALPS | Smith Short Duration Bond Fund
•	ALPS | Smith Balanced Opportunity Fund
•	ALPS | Smith Credit Opportunities Fund

If you are an existing shareholder of the Acquiring Fund, an Acquired Fund, or of another ALPS-Advised Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical. Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired described in “Investment Minimums” above. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

An Investor Class II or Class L shareholder can exchange for Investor Class (or any other class sold with a front-end load) shares of any other ALPS-Advised Fund on a load waived basis, subject to the processing ability and the discretion of the broker-dealer or other financial intermediary. A Class L shareholder can exchange for Class I (or an equivalent institutional class) shares of any other ALPS-Advised Fund, subject (i) to the investment minimum waivers governing such shares as contained in the prospectus and (ii) to the processing ability and the discretion of the broker-dealer or other financial intermediary.

You may also transfer between classes of a Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

Additional Information About Exchanges

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-advantaged account. Transfers between classes of a Fund are generally not considered a taxable transaction.

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus.

Redeeming Shares

Redemptions from any of the Acquired Funds or the Acquiring Fund, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares. Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable NAV determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions. Under the 1940 Act, a Fund is limited as to the amount that it may borrow and accordingly, borrowings (including those made under a line of credit) might be insufficient to meet redemption requests.

Redemption Payments

As a shareholder of an Acquired Fund or the Acquiring Fund, in all cases, your redemption price is the NAV per share next determined after your request is received in good order by the applicable Fund (which means that the request includes the name of the Fund and the dollar amount and class of shares to be redeemed). Payment of redemption proceeds will ordinarily be made on the next business day following the date of redemption, but, in any case, within no more than seven business days from the date of redemption. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to ten business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to your bank account of record. A Fund or your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing.

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind. Redemptions in-kind may take longer than other redemption payments because the payment will be made at least in part in securities rather than cash, and will ordinarily be made within no more than seven business days from the date of redemption.

In most situations where the Fund distributes securities to meet a redemption request, the Fund expects to distribute a pro rata slice of the Fund’s portfolio securities, subject to certain limitations relating to odd-lot amounts of securities and securities subject to transfer restrictions. Each Fund reserves the right, however, to distribute individual securities (which may not be representative of the portfolio as a whole) in consultation with, or at the recommendation of, the Adviser or Sub-Adviser, as applicable.

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

COMPARISON OF PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The following summarizes and compares the principal risks of investing in the Funds. The fact that a risk is not listed as a principal risk does not necessarily mean that shareholders of that Fund are not subject to that risk. You may lose money on your investment in any Fund. The value of each Fund’s shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in a Fund, investment strategies, portfolio management, and other factors affect the volatility of each Fund’s shares.

Fundamental and Non-Fundamental Investment Limitations

Each Acquired Fund and the Acquiring Fund share identical fundamental and non-fundamental investment limitations.

Comparison of Principal Risks of the Funds

Because of the similarities between the investment objectives, strategies and limitations of the Funds, the risks of investing in the Acquiring Fund are similar to the risks of investing in an Acquired Fund.

Material Differences in Principal Risks across the Acquired and Acquiring Funds

The principal risks of the Moderate Fund are identical to the Growth & Income Fund. Except as noted in the table below, the principal risks of the Aggressive Fund are identical to the Growth & Income Fund.

Risk	Acquired Fund	Acquiring Fund
	RiverFront Asset Allocation Aggressive	RiverFront Asset Allocation Growth & Income
Credit Risk	Not applicable.	The companies in which an underlying ETF may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the underlying ETF’s portfolio and its income.
Prepayment and Extension Risk	Not applicable.	When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and an underlying ETF may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk). Ultimately, any unexpected behavior in interest rates could increase the volatility of an underlying ETF’s share price and yield and could hurt performance. Prepayments could also create capital gains tax liability in some instances.

COMPARISON OF PERFORMANCE

Set forth below is past performance information for each Acquired Fund and the corresponding Acquiring Fund, which may help provide an indication of each Fund’s risk.

Performance information in the bar charts and tables below illustrates the variability of the Funds’ returns and provides some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year. Past performance (before and after taxes) does not indicate future results.

Updated performance information is available on the Funds’ website at www.alpsfunds.com or by calling 866.759.5679.

Class A shares of each Fund commenced operations on June 12, 2018. The performance shown in the table below for periods prior to June 12, 2018 for Class A shares reflects the performance of the applicable Fund’s Investor Class shares, the initial share class, calculated using the fees and expenses of Class A shares, without the effect of any fee and expense limitations or waivers. If Class A shares of the applicable Fund had been available during periods prior to June 12, 2018, the performance shown may have been different.

RiverFront Asset Allocation Moderate

During the periods shown in the chart, the highest quarterly return for Investor Shares was 10.91% (for the quarter ended June 30, 2020) and the lowest quarterly return was -12.17% (for the quarter ended March 31, 2020). The calendar year-to-date return for the Investor Shares through June 30, 2021 was 6.43%.

Annual Total Return (for calendar years ended 12/31)

Investor Class Shares

Average Annual Total Returns
(for periods ended December 31, 2020)

	1 Year	5 Years	10 Years
Investor Class Shares
Return Before Taxes	7.25%	6.52%	5.80%
Return After Taxes on Distributions	6.79%	5.03%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	4.42%	4.80%	4.20%
Class A Shares
Return Before Taxes	1.40%	5.32%	5.21%
Class C Shares
Return Before Taxes	5.37%	5.70%	5.00%
Class I Shares
Return Before Taxes	7.60%	6.78%	6.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)*	18.40%	15.22%	13.88%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	7.51%	4.44%	3.84%
Morningstar Developed Markets ex-North America Index (reflects no deduction for fees, expenses or taxes)**	8.59%	7.64%	5.77%
10% Morningstar Developed Markets ex-North America Index, 40% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	12.71%	9.30%	8.24%

*	Broad-based securities market index.
**	Additional index.

RiverFront Asset Allocation Aggressive

During the periods shown in the chart, the highest quarterly return for Investor Shares was 19.14% (for the quarter ended June 30, 2020) and the lowest quarterly return was -24.38% (for the quarter ended March 31, 2020). The calendar year-to-date return for the Investor Shares through June 30, 2021 was 12.13%.

Annual Total Return (for calendar years ended 12/31)

Investor Class Shares

25.00%
20.00%
15.00%
10.00%
5.00%
0.00%
-5.00%
-10.00%
-15.00%
-20.00%
-9.90%
15.16%
22.29%
1.35%
-0.84%
4.33%
21.19%
-16.19%
21.22%
8.40%
2011
2012
2013
2014
2015
2016
2017
2018
2019
2020

Average Annual Total Returns
(for periods ended December 31, 2020)

	1 Year	5 Years	10 Years
Investor Class Shares
Return Before Taxes	7.25%	6.52%	5.80%
Return After Taxes on Distributions	6.79%	5.03%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	4.42%	4.80%	4.20%
Class A Shares
Return Before Taxes	1.40%	5.32%	5.21%
Class C Shares
Return Before Taxes	5.37%	5.70%	5.00%
Class I Shares
Return Before Taxes	7.60%	6.78%	6.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)*	18.40%	15.22%	13.88%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	7.51%	4.44%	3.84%
Morningstar Developed Markets ex-North America Index (reflects no deduction for fees, expenses or taxes)**	8.59%	7.64%	5.77%
10% Morningstar Developed Markets ex-North America Index, 40% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	12.71%	9.30%	8.24%

*	Broad-based securities market index.
**	Additional index.

RiverFront Asset Allocation Growth & Income

During the periods shown in the chart, the highest quarterly return for Investor Shares was 14.26% (for the quarter ended June 30, 2020) and the lowest quarterly return was -18.39% (for the quarter ended March 31, 2020). The calendar year-to-date return for the Investor Shares through June 30, 2021 was 8.82%.

Annual Total Return (for calendar years ended 12/31)
Investor Class Shares

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Investor Class shares of the Fund. After-tax returns for Class A shares, Class C shares and Class I shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.

Average Annual Total Returns
(for periods ended December 31, 2020)

	1 Year	5 Years	10 Years
Investor Class Shares
Return Before Taxes	7.25%	6.52%	5.80%
Return After Taxes on Distributions	6.79%	5.03%	4.37%
Return After Taxes on Distributions and Sale of Fund Shares	4.42%	4.80%	4.20%
Class A Shares
Return Before Taxes	1.40%	5.32%	5.21%
Class C Shares
Return Before Taxes	5.37%	5.70%	5.00%
Class I Shares
Return Before Taxes	7.60%	6.78%	6.07%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)*	18.40%	15.22%	13.88%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	7.51%	4.44%	3.84%
Morningstar Developed Markets ex-North America Index (reflects no deduction for fees, expenses or taxes)**	8.59%	7.64%	5.77%
10% Morningstar Developed Markets ex-North America Index, 40% S&P 500 Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)**	12.71%	9.30%	8.24%

*	Broad-based securities market index.
**	Additional index.

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Acquired Fund shares, a tax deduction is provided that benefits the investor.

INFORMATION ABOUT THE REORGANIZATION

The Agreement and Plan of Reorganization

The terms and conditions under which the proposed Reorganization may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the form of the Agreement and Plan of Reorganization attached to this Information Statement/Prospectus as Exhibit A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of the respective Acquired Funds in exchange for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all of each Acquired Fund’s liabilities; and (ii) the distribution of shares of the Acquiring Fund to shareholders of the respective Acquired Fund, as provided for in the Reorganization Agreement. The Acquired Funds will then be terminated and liquidated.

After the Reorganization, each shareholder of an Acquired Fund will become the owner of the number of full and fractional shares of the corresponding class of the Acquiring Fund (except that holders of Class L Shares and Investor II Shares of the RiverFront Asset Allocation Aggressive will receive Class I Shares and Investor Shares respectively of the Acquiring Fund) having an aggregate NAV equal to the aggregate NAV of the shareholder’s Acquired Fund shares (of the particular class) as of the close of business on the Closing Date. Shares of the Acquiring Fund will not be represented by physical certificates.

The Acquiring Fund and the Acquired Funds have adopted the same valuation policies and procedures and therefore there are no differences between their respective valuation policies and procedures for purposes of valuing assets in each respective Fund.

Until the Closing Date, shareholders of each Acquired Fund will continue to be able to redeem or exchange their shares.

The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including receipt of an opinion from legal counsel that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.

Please refer to Exhibit A to review the terms and conditions of the Form of Reorganization Agreement.

Reasons for the Reorganization and Board Considerations

The proposed Reorganization was presented to the Board of Trustees of the Trust for consideration at a meeting held on September 14, 2021 and a special meeting held on September 29, 2021.

The Board took note of the fact that the Reorganization is being conducted in accordance with applicable rules articulated in Rule 17a-8 under the 1940 Act that permit affiliated mutual funds to be reorganized without obtaining the vote of shareholders if certain conditions are met, and the Board considered that the relevant applicable conditions were satisfied in connection with the Reorganization, specifically that:

•	The Acquiring Fund is a registered investment company (or a series of a registered investment company);
•	The Board has made the required determinations that (i) participation in the Reorganization is in the best interests of each Acquired Fund and the Acquiring Fund and (ii) the interests of the particular Acquired Fund’s existing shareholders and the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganization;
•	The directors have requested and evaluated such information as may reasonably be necessary to their determinations above and have considered and given appropriate weight to all pertinent factors;
•	The determinations above and the bases thereof, including the factors considered by the directors are recorded fully in the minute books of each Acquired Fund and the Acquiring Fund;
•	The Board of each Acquired Fund and the Acquiring Fund each satisfy the fund governance standards defined in the rules of the 1940 Act; and
•	The Acquiring Fund preserves written records that describe the Reorganization and its terms six years (and for the first two years in an easily accessible place).

At each meeting, the Board requested information about the proposed Reorganization from the Adviser, the Sub-Adviser, and their representatives and the Adviser, the Sub-Adviser, and their representatives provided such information. Representatives of the Adviser and Sub-Adviser had informed the Board of Trustees that, in their view, the Reorganization would be advisable and in the best interests of the Acquired Funds, the Acquiring Fund, and their existing shareholders because, among other things, the Reorganization would combine three funds into a single fund having a larger asset base which has the potential to produce economies of scale by spreading costs over a larger base of assets.

The Board of Trustees of the Trust, in determining to approve the proposed Reorganization, considered a number of factors in connection with this decision. Among the factors considered by the Board were:

•	the terms of the Reorganization;
•	the anticipated tax-free nature of the transaction for the Funds and their shareholders;
•	that the principal investment strategies of the Acquiring Fund and Acquired Funds are not materially different, except for certain differences in their target allocations to equity/fixed income securities and in the ETFs in which they may invest;
•	that each Acquired Fund and the Acquiring Fund has identical management fee, unitary administrative fee, Rule 12b-1 fees, and class structures;

•	the future particular composition of the portfolio of the Acquiring Fund and the related acquired fund fees and expenses incurred as a result of such portfolio holdings, although there can be no assurance that any such expense levels will ultimately be achieved;
•	that shareholders of the Funds may potentially benefit from economies of scale expected to be realized as a result of combining the assets of the Funds, although there can be no assurance that any such economies of scale will ultimately be achieved; and
•	that neither the Funds nor their shareholders will bear any costs of the Reorganization because the RiverFront Investment Group, LLC, (“RiverFront” or the “Sub-Adviser”) has agreed to bear all of the costs of the transaction.

The Board also considered potential materially adverse consequences of the Reorganization, including that each Acquired Fund is expected to sell approximately 50% of its portfolio securities, which are not intended to be retained by the Acquiring Fund, and which would be sold in order to better align the portfolio with that of the surviving Acquiring Fund. The sales of these portfolio securities could, under certain circumstances, cause potentially adverse tax results for certain taxable investors because such sales could potentially result in the recognition of capital gains by the Acquired Fund, depending upon the specific circumstances of the portfolio security, which would then be passed through to shareholders.

The Board also considered alternatives to the proposed Reorganization, including merging fewer funds or liquidating some or all of the Funds, and concluded that combining the Funds through the Reorganization was in the best interests of the shareholders of the Funds.

Tax Considerations

The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither the Acquired Funds and their shareholders, nor the Acquiring Fund and its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Agreements and Plans of Reorganization. As a waiveable condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Davis Graham & Stubbs LLP, counsel to the Trust, to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

Immediately prior to the Reorganization, the Acquired Funds may pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their shareholders all of a Acquired Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carry forward). Such dividends will be included in the taxable income of Acquired Fund shareholders.

In connection with the Reorganization, it is anticipated that each Acquired Fund will sell approximately 50% of its portfolio securities, which are not intended to be retained by the Acquiring Fund, and which would be sold in order to better align the portfolio with that of the Acquiring Fund. The sales of these portfolio securities could, under certain circumstances, cause potentially adverse tax results for certain taxable investors because such sales could potentially result in the recognition of capital gains by the Acquired Fund, depending upon the specific circumstances of the portfolio security, which are then passed through to shareholders.

The Sub-Adviser expects that there will not be transaction costs incurred with such sales. Based on information from the Sub-Adviser, the Funds expect that the sales for the Moderate Fund (to be reorganized with and into the Growth & Income Fund) will generate approximately $3,310,000 in long term capital gains (approximately $0.81 per share) and $6,000 in short term capital gains (approximately $0.00 per share), while the sales for the Aggressive Fund (to be reorganized with and into the Growth & Income Fund) will generate approximately $3,580,000 in long term capital gains (approximately $1.92 per share) and $0 in short term capital gains.

As of April 30, 2021 the Funds estimate the following amounts as capital loss carryforwards:

Fund	Short-Term Non-expiring	Long-Term Non-expiring
RiverFront Asset Allocation Moderate	$223,792	$-
RiverFront Asset Allocation Aggressive	$1,248,412	$1,604,839
RiverFront Asset Allocation Growth & Income	$2,893,485	$2,552,329

There may be a limitation on the amount of any capital loss carryover that may be transferred from an Acquired Fund to the Acquiring Fund. This limitation could result in certain capital losses expiring before being used. However, there is no assurance that such losses would be used even in the absence of the Reorganization. Any restrictions on the utilization of capital loss carryforwards will depend on the facts and circumstances at the time of the Closing of the Reorganization.

You should consult your tax advisor regarding the effect, if any, of the Reorganization in light of your individual circumstances. Since the foregoing discussion only relates to the Federal income tax consequences of the Reorganization, you should also consult your tax advisor as to state and other local tax consequences, if any, of the Reorganization.

Expenses of the Reorganization

The Sub-Adviser is responsible for the expenses related to the Reorganization and none of the Funds will bear any of the costs or expenses incurred in connection with carrying out the Reorganization.

 Capitalization

The table at Exhibit C provides information regarding the capitalization of the Acquired Funds and the Acquiring Fund as of April 30, 2021, and on a pro forma basis as of April 30, 2021, giving effect to the Reorganization as if it had occurred on that date.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Adviser

ALPS Advisors, Inc. (the “Adviser”), subject to the authority of the Fund’s Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

The Adviser has delegated daily management of the Fund’s assets to RiverFront. The Sub-Adviser is engaged to manage the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established by the Adviser and the Board.

RiverFront, established in April 2008 by the former Chief Investment Officer, Chief Investment Strategist and Chief Equity Strategist at Wachovia Securities, is located at 1214 East Cary Street, Richmond, Virginia 23236. RiverFront is majority-owned by its employees but is affiliated with Baird Financial Corporation as a result of its minority equity interests and representation on RiverFront’s board of directors. RiverFront Investment Group, LLC, is an investment adviser registered with the Securities Exchange Commission under the Investment Advisers Act of 1940. The company manages a variety of portfolios utilizing stocks, bonds, and exchange-traded funds (ETFs). RiverFront also serves as sub-advisor to a series of mutual funds and ETFs. As of December 31, 2020, RiverFront had approximately $8.037 billion in assets under advisement (discretionary and non-discretionary).

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser and into a Sub-Advisory Agreement with the Sub-Adviser and the Adviser. Neither the Adviser nor the Sub-Adviser receives a management fee for its services under the Advisory Agreement or under the Sub-Advisory Agreement, as applicable. The Fund intends to invest, however, in ETFs that are sub-advised by RiverFront and which may be advised by the Adviser. Neither the Adviser nor RiverFront will waive any portion of the management fees payable by or in connection with such underlying ETFs, and as a consequence the Fund indirectly bears a portion of the management fees charged by the Adviser or by RiverFront to such underlying ETFs.

The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board, shareholders of the Fund or the Adviser may terminate the Advisory Agreement upon sixty (60) days’ notice. A discussion regarding the basis for the Board’s approval of the renewal of Fund’s Advisory Agreement and Sub-Advisory Agreements is provided in the Fund’s annual report to shareholders for the period ended October 31, 2020.

Other Service Providers

State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA, 02171 (“State Street”), serves as Custodian for the Funds.

ALPS Fund Services, Inc. (“ALPS”), pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Funds.

Shareholder Information

Additional information about buying, exchanging and redeeming shares of the Funds can be found in Exhibit D.

Financial Highlights

The fiscal year end of the Funds is October 31. The financial highlights of each Acquired Fund and the Acquiring Fund, enclosed herein in Exhibit E, for the five (5) years ended October 31, 2020 are contained in the respective Fund’s most recent annual report dated October 31, 2020, and the information in the financial highlights has been audited by Deloitte & Touche LLP, the Funds’ independent registered public accounting firm. Unaudited financial information for each Acquired Fund and Acquiring Fund for the semi-annual period ended April 30, 2021 is contained in the Funds’ most recent semi-annual report dated April 30, 2021 and is also enclosed herein in Exhibit E. The annual report to shareholders, including the financial highlights, is incorporated by reference herein. The semi-annual report to shareholders, including the financial highlights, is also incorporated by reference herein.

Form of Organization

The Funds are series of the Trust, which is an open-end management investment company organized as a Delaware statutory trust. The Trust is governed by a Board of Trustees.

Security Ownership of Certain Beneficial Owners

For a list of shareholders or entities that, to the best of each Acquired Fund’s knowledge, owned beneficially or of record 5% or more of the outstanding shares of each Acquired Fund as of September 15, 2021, please refer to Exhibit F of this Information Statement/Prospectus. As of September 15, 2021, the trustees and officers of the Trust owned in the aggregate less than 1% of each Fund.

APPENDIx A – INTERMEDIARY SALES CHARgE WAIVERS AND DISCOUNTS

The following information is provided by Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”):

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.

CDSC Waivers on A and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platform (applicable to A and C shares only)
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

The following information is provided by Morgan Stanley Smith Barney, LLC (“Morgan Stanley”):

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•	Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

The following information is provided by Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & each entity’s affiliates (“Raymond James”):

Intermediary-Defined Sales Charge Waiver Policies

The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.
•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulation as described in the fund’s prospectus.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent

•	Breakpoints as described in this prospectus.
•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

The following information is provided by Oppenheimer & Co. Inc. (“OPCO”):

Effective February 26, 2020, shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by or through a 529 Plan
•	Shares purchased through a OPCO affiliated investment advisory program
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares purchased form the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same amount, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement).
•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
•	Employees and registered representatives of OPCO or its affiliates and their family members
•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A, B and C Shares available at OPCO

•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the prospectus
•	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
•	Shares acquired through a right of reinstatement

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus.
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Intermediary-Defined Sales Charge Waiver Policies for Robert W. Baird & Co. Incorporated (“Baird”)

Effective June 15, 2020, shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Statement of Additional Information.

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing share of the same fund
•	Shares purchased by employees and registered representatives of Baird or any of its affiliates and their family members, as designated by Baird
•	Shares purchased from the proceeds of redemptions from another ALPS Advised Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)
•	A shareholder in an ALPS Advised Fund’s Investor C Shares will have their shares converted at net asset value to Investor A shares of the same ALPS Advised Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
•	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C shares Available at Baird

•	Shares sold due to death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in the ALPS Advised Fund’s Prospectus
•	Shares bought due to returns of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 72 as described in the ALPS Advised Fund’s prospectus
•	Shares sold to pay Baird fees but only if the transaction is initiated by Baird
•	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

•	Breakpoints as described in the ALPS Advised Fund’s prospectus
•	Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holdings of ALPS Advised Fund assets held by accounts within the purchaser’s household at Baird. Eligible ALPS Advised Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of an ALPS Advised Fund through Baird, over a 13-month period of time

The following information provided by Stifel, Nicolaus & Company, Incorporated (“Stifel”):

Effective July 1, 2020, shareholders purchasing ALPS Advised Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.

Front-end Sales Load Waiver on Class A Shares

•	Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same ALPS Advised Fund pursuant to Stifel’s policies and procedures

All other sales charge waivers and reductions described elsewhere in the ALPS Advised Funds’ Prospectus or SAI still apply.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [____]th day of [_________], 2021, by Financial Investors Trust, a Delaware statutory trust (the “Trust”), on behalf of the RiverFront Asset Allocation Growth & Income (the “Acquiring Fund”), the RiverFront Asset Allocation Aggressive (the “Aggressive Fund”), and the RiverFront Asset Allocation Moderate (the “Moderate Fund,” and each of the Aggressive Fund and the Moderate Fund, an “Acquired Fund”); ALPS Advisors, Inc. the investment adviser to the Acquiring Fund and the Acquired Funds (the “Adviser”); and RiverFront Investment Group LLC, the investment sub-adviser to the Acquiring Fund and the Acquired Funds (the “Sub-Adviser”) (only for purposes of Sections 1.7, 5.11, and 9.1 of the Agreement). The principal place of business of the Trust and of the Adviser is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of:

(a)	the transfer of all the assets of each Acquired Fund to the Acquiring Fund, in exchange solely for Investor Shares, Class C shares, Class I shares, and Class A shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund; and

(b)

the pro rata distribution of the Investor Shares, Class C shares, Class I shares, and Class A shares of the Acquiring Fund to the Investor Shares, Class C, Class I, and Class A shareholders, respectively and as applicable, of each Acquired Fund; the pro rata distribution of the Investor Shares of the Acquiring Fund to the Investor II Shares shareholders of the Aggressive Fund; the pro rata distribution of the Class I Shares of the Acquiring Fund to the Class L Shares shareholders of the Aggressive Fund; and the termination, dissolution and complete liquidation of each Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Trust, each Acquired Fund is a separate series of the Trust, the Trust is an open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and each Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Board of Trustees of the Trust, including a majority of the trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Trust, including the Independent Trustees, has determined that the Reorganization is in the best interests of each Acquired Fund and that the interests of the existing shareholders of such Acquired Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF EACH ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF EACH ACQUIRED FUND’S LIABILITIES, AND TERMINATION AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Acquired Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund. In consideration for such transfer, the Acquiring Fund agrees: (i) to deliver to each respective Acquired Fund the number of full and fractional Acquiring Fund Investor Shares, Class C shares, Class I shares, and Class A shares, computed in the manner set forth in Section 2.3; and (ii) to assume all the liabilities of each Acquired Fund, as set forth in Section 1.3. All Acquiring Fund Shares delivered to each Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2 ASSETS TO BE TRANSFERRED. Each Acquired Fund shall transfer all its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by such Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of such Acquired Fund on the Closing Date, as such term is defined in Section 3.1.

1.3 LIABILITIES TO BE ASSUMED. Each Acquired Fund will endeavor to discharge all its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of each Acquired Fund, which assumed liabilities shall include all of such Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is possible, but no later than six (6) months after the Closing Date (the “Liquidation Date”): (a) each Acquired Fund will distribute in complete liquidation of such Acquired Fund, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Acquired Fund Shareholders”), all of the Investor Shares, Class C shares, Class I shares, and Class A shares received by the Acquired Fund pursuant to Section 1.1 on a pro rata basis; and (b) each Acquired Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of each Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. All issued and outstanding shares of each Acquired Fund will simultaneously be redeemed by the Trust and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to each Acquired Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Acquired Fund Shareholders.

1.6 STATE FILINGS. Promptly following the Closing Date, the Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware to effect the termination of each Acquired Fund, and shall file final tax returns with the State of Colorado and elsewhere to the extent required under applicable law.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of each Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund Shares shall be paid by the Sub-Adviser.

1.8 TERMINATION. Each Acquired Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.9 BOOKS AND RECORDS. All books and records of each Acquired Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods set forth in Rule 17a-8 under the 1940 Act.

ARTICLE II
VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of each Acquired Fund’s net assets shall be the value of all such Acquired Fund’s assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all such Acquired Fund’s liabilities. The value of each Acquired Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Trust’s Declaration of Trust and Bylaws, each as amended and/or restated (the “Trust Governing Documents”), if any, and the Trust’s relevant policies and/or procedures, as disclosed in such Acquired Fund’s then-current prospectus and statement of additional information (collectively, “Valuation Policies”).

2.2 VALUATION OF SHARES. The aggregate net asset value of each class of Acquiring Fund Shares shall be the aggregate net asset value of the respective class of the Acquired Fund on the Valuation Date, applying the Valuation Policies, or such other valuation procedures as shall be mutually agreed upon by all parties.

2.3 SHARES TO BE ISSUED.

(a) The number of full and fractional Investor Shares to be issued by the Acquiring Fund in exchange for the net assets of each Acquired Fund attributable to the Investor Shares of such Acquired Fund shall be equal to the aggregate net asset value attributable to the Investor Shares of such Acquired Fund divided by the net asset value per share for the Investor Shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Investor Shares shareholder of each Acquired Fund will receive the number of full and fractional shares of Investor Shares of the Acquiring Fund, as is equal to the aggregate net asset value attributable to the Investor Shares of such Acquired Fund held by that Investor Shares shareholder immediately prior to the Reorganization divided by the net asset value per share for the Investor Shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(b) The number of full and fractional Class A shares to be issued by the Acquiring Fund in exchange for the net assets of each Acquired Fund attributable to the Class A shares of such Acquired Fund shall be equal to the aggregate net asset value attributable to the Class A shares of such Acquired Fund divided by the net asset value per share for the Class A shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Class A shareholder of each Acquired Fund will receive the number of full and fractional shares of Class A shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Class A shares of such Acquired Fund held by that Class A shareholder immediately prior to the Reorganization divided by the net asset value per share for the Class A shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(c) The number of full and fractional Class C shares to be issued by the Acquiring Fund in exchange for the net assets of such Acquired Fund attributable to the Class C shares of such Acquired Fund shall be equal to the aggregate net asset value attributable to the Class C shares of the Acquired Fund divided by the net asset value per share for the Class C shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Class C shareholder of each Acquired Fund will receive the number of full and fractional shares of Class C shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Class C shares of such Acquired Fund held by that Class C shareholder immediately prior to the Reorganization divided by the net asset value per share for the Class C shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(d) The number of full and fractional Class I shares to be issued by the Acquiring Fund in exchange for the net assets of each Acquired Fund attributable to the Class I shares of such Acquired Fund shall be equal to the aggregate net asset value attributable to the Class I shares of such Acquired Fund divided by the net asset value per share for the Class I shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Class I shareholder of each Acquired Fund will receive the number of full and fractional shares of Class I shares of the Acquiring Fund, equal to the aggregate net asset value attributable to the Class I shares of such Acquired Fund held by that Class I shareholder immediately prior to the Reorganization divided by the net asset value per share for the Class I shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(e) The number of full and fractional Investor Shares to be issued by the Acquiring Fund in exchange for the net assets of the Aggressive Fund attributable to the Investor II Shares of the Aggressive Fund shall be equal to the aggregate net asset value attributable to the Investor II Shares of the Aggressive Fund divided by the net asset value per share for the Investor Shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Investor II Shares shareholder of the Aggressive Fund will receive the number of full and fractional shares of Investor Shares of the Acquiring Fund, as is equal to the aggregate net asset value attributable to the Investor II Shares of the Aggressive Fund held by that Investor II Shares shareholder immediately prior to the Reorganization divided by the net asset value per share for the Investor Shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

(f) The number of full and fractional Class I Shares to be issued by the Acquiring Fund in exchange for the net assets of the Aggressive Fund attributable to the Class L Shares of the Aggressive Fund shall be equal to the aggregate net asset value attributable to the Class L Shares of the Aggressive Fund divided by the net asset value per share for the Class I Shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point. Each Class L Shares shareholder of the Aggressive Fund will receive the number of full and fractional shares of Class I Shares of the Acquiring Fund, as is equal to the aggregate net asset value attributable to the Class L Shares of the Aggressive Fund held by that Class L Shares shareholder immediately prior to the Reorganization divided by the net asset value per share for the Class I Shares of the Acquiring Fund, calculated in accordance with Section 2.2 and to the third decimal place after the decimal point.

2.4 EFFECT OF SUSPENSION IN TRADING. The Valuation Date (which is the Closing Date (as defined in Section 3.1)) shall be postponed, if on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Funds are routinely purchased or sold, is closed to trading or trading on such exchange is restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted such that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Funds is impracticable, as mutually agreed to by the parties. The postponement shall continue until the first business day after the day when trading is fully resumed and reporting on trading is restored.

2.5 DETERMINATION OF VALUE. All computations of value shall be made by ALPS Fund Services, Inc., the Trust’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Trust.

ARTICLE III
CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on January 24, 2022 or such other date as the parties may agree in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on such Closing Date. The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of ALPS Fund Services, Inc. in Denver, Colorado or at such other time and/or place as all parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. Each Acquired Fund shall cause State Street Bank and Trust Company, as custodian for the Acquired Funds (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) such Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable foreign, U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by such Acquired Fund. Each Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. Each Acquired Fund shall cause ALPS Fund Services, Inc., as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the respective Acquired Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to each Acquired Fund at the Closing (a) a certificate as to the opening of accounts in such Acquired Fund Shareholders’ names on the Acquiring Fund’s share transfer books and (b) a confirmation evidencing the Acquiring Fund Shares credited at the Closing thereto or provide evidence satisfactory to such Acquired Fund that such Acquiring Fund Shares have been credited to accounts in the Acquired Fund’s Shareholders’ names on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF EACH ACQUIRED FUND. The Trust, on behalf of each Acquired Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Trust is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) Each Acquired Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Declaration of Trust, as amended.

(c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) Each Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which such Acquired Fund is a party or by which it is bound.

(e) Except for conversion fees to be payable to the Acquired Fund’s transfer agent and custodian in connection with the Reorganization, or as otherwise disclosed in writing to and accepted by the Acquiring Fund, each Acquired Fund has no material contracts or other commitments that will be terminated with liability to such Acquired Fund before the Closing Date.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against either Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. Each Acquired Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The financial statements of each Acquired Fund for the fiscal year ended October 31, 2020 and for the fiscal half-year ended April 30, 2021, have been prepared in accordance with generally accepted accounting principles and the financial statements of each Acquired Fund for the fiscal year ended October 31, 2020 have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of such Acquired Fund as of October 31, 2020, and there are no known contingent liabilities of each Acquired Fund as of such date that are not disclosed in such statements.

(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in either Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of either Acquired Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subsection (h), a decline in the net asset value of an Acquired Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of each Acquired Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To each Acquired Fund’s knowledge, no tax authority is currently auditing or preparing to audit such Acquired Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against such Acquired Fund.

(j) All issued and outstanding shares of each Acquired Fund are duly authorized and, when sold as contemplated in its prospectus and statement of additional information, validly issued, and purchasers of such Acquired Fund shares will not have any obligation to make payments to the Trust or the Trust’s creditors (other than the purchase price for such shares) solely by reason of their ownership of such shares. All of the issued and outstanding shares of each Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in Section 3.3. Each Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of such Acquired Fund, and has no outstanding securities convertible into shares of such Acquired Fund.

(k) At the time of the Closing, each Acquired Fund will have good and marketable title to such Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of each Acquired Fund. This Agreement constitutes a valid and binding obligation of each Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by each Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and applicable other laws and regulations.

(n) The current prospectus and statement of additional information of each Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Trust or the Acquired Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o) For each taxable year of its operations (including the taxable year ending on the Closing Date), each Acquired Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed (or in the case of its taxable year ending on the Closing Date, will have been eligible to and will have computed) its U.S. federal income tax under Section 852 of the Code, and (iii) has been (or, in the case of the short taxable year ending on the Closing Date, will) be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. Each Acquired Fund will have satisfied the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code for such taxable year. Each Acquired Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause such Acquired Fund to fail to qualify as a RIC under the Code.

(p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Trust on behalf of each Acquired Fund, except for the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(q) The Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Trust.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Trust, on behalf of the Acquiring Fund, represents and warrants to each Acquired Fund as follows:

(a) The Trust is a business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Declaration of Trust, as amended.

(c) The Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(f) The financial statements of the Acquiring Fund for the fiscal year ended October 31, 2020 and the fiscal half-year ended April 30, 2021, have been prepared in accordance with generally accepted accounting principles; and the financial statements of the Acquiring Fund for the fiscal year ended October 31, 2020 have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2020, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(g) Since the date of the financial statements referred to in subsection (f) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquired Funds. For the purposes of this subsection (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h) All U.S. federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (f) above. To the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Acquiring Fund.

(i) All issued and outstanding shares of the Acquiring Fund are duly authorized and, when sold as contemplated in its prospectus and statement of additional information, validly issued, and purchasers of Acquiring Fund shares will not have any obligation to make payments to the Trust or the Trust’s creditors (other than the purchase price for such shares) solely by reason of their ownership of such shares. All of the issued and outstanding shares of the Acquiring Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Acquiring Fund’s transfer agent as provided in Section 3.3. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(k) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other applicable laws and regulations.

(m) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o) For each taxable year of its operations, including its taxable year that includes the Closing Date, the Acquiring Fund (i) has elected or will elect to qualify, and has qualified or will qualify (in the case of the taxable year ending on the Closing Date), as a RIC, (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code and will do so for the taxable year that includes the Closing Date, and (iii) has been (or in the case of the taxable year that includes the Closing Date, will) be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Acquiring Fund will have satisfied as of the close of its most recent prior quarter of its taxable year that includes the Closing Date, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a RIC under the Code.

(p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Trust on behalf of the Acquiring Fund, except for the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(r) The Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Trust.

ARTICLE V
COVENANTS OF ACQUIRING FUND AND ACQUIRED FUNDS

5.1 OPERATION IN ORDINARY COURSE.

(a) Subject to Section 1.2 and Section 5.1(b), each Acquired Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) Prior to the Closing Date, each Acquired Fund shall declare and pay a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of such Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus any excess of interest excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of the Acquired Fund’s net capital gain, if any (after reduction for any capital loss carryforward and computed without regard to any dividends paid), recognized in all taxable periods or years ending on or prior to the Closing Date.

5.2 NO SHAREHOLDER APPROVAL. Each Acquired Fund will rely on Rule 17a-8 under the 1940 Act, and therefore, no special meeting of Acquired Fund shareholders shall be called to consider and act upon this Agreement (or transactions contemplated thereby) or to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. Each Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. Each Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each Acquired Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all each such Acquired Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Trust’s Treasurer, a statement of the earnings and profits of each Acquired Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 REPORTING RESPONSIBILITY. Any reporting responsibility of an Acquired Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Acquired Fund.

5.9 TAX STATUS OF REORGANIZATION. The parties intend that the transactions comprising the Reorganization will qualify as reorganizations within the meaning of Section 368(a) of the Code. None of the Trust, any Acquired Fund, or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure the transactions comprising of the Reorganization to qualify as reorganizations within the meaning of Section 368(a)(1) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in Section 8.4 this Agreement. The parties hereto agree to report the transactions comprising the Reorganization as reorganizations qualifying under Code Section 368(a).

5.10 STATEMENT OF ASSETS AND LIABILITIES. Each Acquired Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of such Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

5.11 CONFIDENTIALITY.

(a) The Trust, the Acquiring Fund, the Acquired Funds, the Adviser, and the Sub-Adviser (the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
CONDITION PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of each Acquired Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1 All representations, covenants, and warranties of the Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1 All representations, covenants, and warranties of the Trust and each Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 Each Acquired Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by such Acquired Fund prior to or at the Closing.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the fulfillment of the following conditions or waiver by the affected parties:

8.1 This Agreement and the transactions contemplated herein shall have been approved by the Trust’s Board of Trustees, in accordance with Rule 17a-8 under the 1940 Act, and a copy of such resolutions shall be included in the corporate records of the Trust, certified by the Secretary or equivalent officer.

8.2 On the Closing Date, the Securities and Exchange Commission (the “Commission”) shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.4 The Funds shall have received an opinion of Davis Graham & Stubbs LLP, addressed to the Trust and its Boards of Trustees, substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The transfer of all of each Acquired Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of such Acquired Fund followed by the pro rata distribution, by class, by such Acquired Fund of all the Acquiring Fund Shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Funds.

(c) No gain or loss will be recognized by an Acquired Fund upon the transfer of all such Acquired Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of such Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund Shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund, except for (A) assets as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles at the end of a taxable year or upon the termination thereof, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(d) No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided such Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f) The Acquiring Fund’s basis in the assets received from the Acquired Funds in the Reorganization will be the same as the basis of such assets to the respective Acquired Fund immediately before the Reorganization., except that the Acquiring Fund’s tax basis will be increased by any gain recognized by such Acquired Fund in the Reorganization. The holding period of the assets of each Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund, except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period.

(g) The Acquiring Fund will succeed to and take into account the tax attributes of the Acquired Fund described in Section 381(c) of the Code, subject to any applicable limitations imposed by Sections 381, 382, 383 and 384 of the Code and regulations thereunder.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Funds or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code, (2) the effect of the Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction, or (3) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and on such representations as tax counsel may reasonably request of the Funds, and the Trust and/or their agents, and the Acquired Funds, the Acquiring Fund, and the Trust will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this Section 8.4 of this Agreement.

ARTICLE IX
EXPENSES

9.1 The Funds will pay no expenses associated with their participation in the Reorganization. The Sub-Adviser will pay all expenses incurred by the Acquiring Fund and the Acquired Funds in connection with this Agreement and the transactions contemplated hereby whether or not the Reorganization is consummated (the “Reorganization Expenses”). The Reorganization Expenses include, but are not limited to: (a) expenses associated with the preparation and filing of the registration statement and amendments thereto; (b) postage; (c) accounting fees; (d) legal fees incurred by each Fund; (e) solicitation costs of the transaction; (f) expenses associated with special meetings of the Trust’s Boards of Trustees in connection with the Reorganization; and (g) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). For avoidance of doubt, if the Reorganization is not consummated, the Sub-Adviser will bear full responsibility for payment of the Reorganization Expenses.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of an Acquired Fund or the Acquiring Fund, as the case may be, as a RIC.

ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

10.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

10.2 Except for the covenants set forth in Sections 1.1, 1.3, 1.4, 1.9, 5.5, 5.6, 5.10, 5.11, 9.1, 10.2, and 11.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI
TERMINATION

11.1 This Agreement may be terminated by the Trust.

11.2 In the event of any such termination, in the absence of willful breach, there shall be no liability for damages on the part of the Trust, the Acquiring Fund, the Acquired Funds, the Adviser, the Sub-Adviser, or their respective board members, members, shareholders and officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII
AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be agreed upon in writing by the officers of the Trust as specifically authorized by the Trust’s Board of Trustees.

ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

13.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Colorado, without regard to conflict of laws.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5 It is expressly agreed that the obligations of each Acquired Fund and the Acquiring Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the property of the respective Fund, as provided in the Trust Governing Documents. Moreover, no series of the Trust other than the Acquired Funds or Acquiring Fund shall be responsible for the obligations of the respective Acquired Fund or Acquiring Fund, respectively, hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of the Trust and such Fund hereunder. The execution and delivery of this Agreement have been authorized by the Trust’s Board of Trustees on behalf of the Acquiring Fund and the Acquired Funds and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XIV
NOTICES

14.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Trust shall have last designated by notice to the other party.

(signature page follows)

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FINANCIAL INVESTORS TRUST, on behalf of the RiverFront Asset Allocation Aggressive
By:
Name:
Title:

FINANCIAL INVESTORS TRUST, on behalf of the RiverFront Asset Allocation Moderate

By:
Name:
Title:

FINANCIAL INVESTORS TRUST, on behalf of the RiverFront Asset Allocation Growth & Income

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 1.7, 5.11, and 9.1 only

RIVERFRONT INVESTMENT GROUP LLC

By:
Name:
Title:

ALPS ADVISORS, INC

By:
Name:
Title

EXHIBIT B

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT
STRATEGIES

	Acquired Funds		Acquiring Fund
	RiverFront Asset Allocation Aggressive	RiverFront Asset Allocation Moderate	RiverFront Asset Allocation Growth & Income
Investment Objective	The Fund seeks to achieve long-term capital appreciation.	The Fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital.	The Fund seeks to achieve long-term growth and income.
Principal Investment Strategies

The Adviser and RiverFront seek to achieve the Fund’s investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of ETFs sub-advised by RiverFront (“RiverFront ETFs”). The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 100% to equities and 0% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum.

The Adviser and RiverFront seek to achieve the Fund’s investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to primarily consist of ETFs sub-advised by RiverFront (“RiverFront ETFs”). The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 50% to equities and 50% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic (typically quarterly, under normal circumstances) modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that have positive momentum.

The Adviser and RiverFront seek to achieve the Fund’s investment objective by strategically investing in, and tactically adjusting allocations to, exchange-traded funds (ETFs) that, under normal market conditions, are expected to consist of ETFs sub-advised by RiverFront (“RiverFront ETFs”), as well as unaffiliated ETFs. The Fund also seeks, under normal market conditions, a target asset allocation, on a look-through basis, of 60% to equities and 40% to fixed-income securities, subject to the variations described below. The Fund’s strategic allocation refers to the Sub-Adviser’s long-term, macro-view targeted allocation of asset class exposure that takes into consideration the Fund’s particular investment objective and risk limitations. The Fund’s tactical adjustments refer to the Sub-Adviser’s periodic modifications of the Fund’s allocation in response to prevailing market conditions, to seek to emphasize asset classes that are perceived to have a higher probability of relative outperformance.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined objective of long-term growth through a fully managed investment policy utilizing primarily RiverFront ETFs that collectively feature a mix of exposure to equity securities and debt securities (with a strong emphasis on the former) of both United States and foreign issuers, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may be up to 80%/20% instead of the 100%/0% target. The portfolio is built around a strategic allocation which allocates the portfolio’s investments into large, small, and mid-cap equities, and which may include international equities (including emerging markets). During periods of heightened market uncertainty the Fund may hold fixed income RiverFront ETFs. The fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. RiverFront may tactically depart from the targeted allocations when certain sectors appear to be over- or under-valued. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

The Sub-Adviser researches and implements its fundamental and technical disciplines on a global basis, without focusing on any one particular geographic region or segment. In addition, the investment universe of certain of the RiverFront ETFs in which the Fund invests corresponds with the companies contained in the MSCI ACWI index, which presently includes issuers from 23 developed and 24 emerging markets.

The Fund is designed for investors seeking current income and the potential for increased income over time by providing exposure to both equity and fixed income investments consistent with a level of risk that the Sub-Adviser believes would typically be appropriate for the diverse needs of groups of employee retirement plan participants as a whole. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 30%/70% to 70%/30% instead of the 50%/50% target. The Fund is expected to invest between 30% and 70% of its net assets to ETFs with exposure to a globally diversified basket of equities. Special focus will be placed on identifying and investing in RiverFront ETFs that invest in dividend paying equity securities. The balance of the Fund’s assets (typically between 70% and 30%) is expected to be invested primarily in ETFs with exposure to corporate debt securities and which receive, and pay, income from such securities. The fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

The Fund’s allocations to the various global equity and debt markets (which may include exposure to securities of issuers in emerging markets) will generally be determined by RiverFront’s assessment of the growth potential presented by these markets, with the relative attractiveness of the market from a valuation perspective being a primary determinant of growth potential. RiverFront may tactically depart from the targeted allocations when certain sectors appear to be over or under-valued. These strategies may result in high portfolio turnover and portfolio volatility. The Fund seeks to avoid what it regards as prolonged overemphasis in any particular asset class while balancing the ability to adjust allocations in response to momentum shifts.

The Fund is designed for investors seeking current income and capital appreciation while also seeking to manage risk. The Fund will typically have an allocation to global equities and therefore, investors in this Fund should be able to assume a certain degree of portfolio volatility. Variations of up to 20% in the target asset allocation between equities and fixed income securities are permitted. Therefore, under normal conditions, the equity/fixed income allocation in the Fund may range from 40%/60%to 80%/20% instead of the 60%/40% target. The Fund is expected to invest between 40% and 80% of its assets primarily in ETFs with exposure to a globally diversified basket of equities (which may include securities of issuers located in emerging markets). The balance of the Fund is expected to be invested primarily in various other income-paying ETFs, the assets of which may include corporate debt. The fixed income ETFs included in the portfolio may hold fixed income instruments of any credit quality, including “junk” bonds, and of any duration. RiverFront may tactically depart from the targeted allocations when certain sectors appear to be over- or under-valued. The equity issuers to which the Fund will have exposure may be issuers of any market capitalization.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts.

Each RiverFront ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts.

Each RiverFront ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in each of the RiverFront Dynamic Core Income ETF and the RiverFront Dynamic US Dividend Advantage ETF.

In making strategic asset allocation decisions for a Fund, RiverFront seeks to identify various equity and other asset classes or market sectors that appear to present attractive relative long-term value and capital growth opportunities over a three- to ten-year period, and to position the Fund’s portfolio across asset classes that offer the optimal combination of risk and long-term return potential. After determining the strategic asset allocation for a Fund, RiverFront applies tactical allocation that incorporates price, economic and earnings momentum, and other variables into the asset allocation decisions. Tactical allocation combines mathematical valuation models with market judgment and technical analysis in making risk-controlled adjustments to the strategic asset allocation in order to take advantage of short-term opportunities.

Certain of the RiverFront ETFs that invest in securities of non-U.S. companies may seek to hedge their currency exposure by entering into currency forward contracts or futures contracts.

Each RiverFront ETF may also invest in common and preferred shares of real estate investment trusts (or REITs), which are companies that invest in real estate, mortgages, and/or construction loans.

Under normal circumstances, the Fund may invest at least 25% of its portfolio holdings in the First Trust RiverFront Dynamic Developed International ETF.

Investment Adviser	ALPS Advisors, Inc.	ALPS Advisors, Inc.	ALPS Advisors, Inc.
Sub-Adviser	RiverFront Investment Group LLC	RiverFront Investment Group LLC	RiverFront Investment Group LLC
Portfolio Managers	Scott Hays, CFA Bill Ryder, CFA, CMT	Scott Hays, CFA Bill Ryder, CFA, CMT	Scott Hays, CFA Bill Ryder, CFA, CMT

EXHIBIT C
CAPITALIZATION

The following table shows the capitalization of each of the Funds as of April 30, 2021, and on a pro forma basis as of April 30, 2021 giving effect to the Reorganization as if it had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the Fund securities of the Acquired and Acquiring Funds between April 30, 2021 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Funds during that period resulting from income and distributions, and changes in the accrued liabilities of the Funds during the same period. The Acquiring Fund (the RiverFront Asset Allocation Growth & Income) is expected to be the surviving entity for accounting purposes in the Reorganization.

	RiverFront Asset Allocation Aggressive	RiverFront Asset Allocation Moderate	RiverFront Asset Allocation Growth & Income	Pro Forma Adjustments	RiverFront Asset Allocation Growth & Income – Pro Forma Combined
Net Assets ($)
Investor Class	1,765,858	4,244,700	7,104,424	927,170	14,042,152
Class A	1,577,057	10,004,355	5,835,874	-	17,417,285
Class C	2,916,843	14,493,235	11,993,671	-	29,403,749
Class I	3,048,793	20,515,504	37,917,172	16,724,263	78,205,732
Investor Class II	927,170	-	-	(927,170)	-
Class L	16,724,263	-	-	(16,724,263)	-

Outstanding Shares
Investor Class	126,405	360,813	511,901	12,618	1,011,737
Class A	113,795	851,477	420,936	(129,672)	1,256,536
Class C	224,248	1,252,081	895,278	(177,069)	2,194,538
Class I	213,373	1,742,873	2,741,955	956,882	5,655,083
Investor Class II	66,956	-	-	(66,956)	-
Class L	1,172,815	-	-	(1,172,815)	-

NAV Per Share ($)
Investor Class	13.97	11.76	13.88		13.88
Class A	13.86	11.75	13.86		13.86
Class C	13.01	11.58	13.40		13.40
Class I	14.29	11.77	13.83		13.83
Investor Class II	14.00	-	-		-
Class L	14.00	-	-		-

C-1

EXHIBIT D

FINANCIAL INVESTORS TRUST

RiverFront Asset Allocation Aggressive

 RiverFront Asset Allocation Moderate

 RiverFront Asset Allocation Growth & Income

SHAREHOLDER INFORMATION

BUYING, EXCHANGING AND REDEEMING SHARES

Each Fund offers Investor Class, Class A, Class C and Class I shares, except that the Aggressive Fund also offers Class L and Investor Class II shares. Each share class of a Fund represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of a Fund, you must choose a share class.

Factors you should consider in choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class; and
•	whether you qualify for any reduction or waiver of sales charges (for example, Investor Class and Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).

Investor Class, Class A and Class C shares are generally available only in connection with financial intermediaries. The Class I shares are offered only through certain types of financial intermediaries and to certain institutional investors. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans and foundations/endowments. Class I shares are not offered directly to individual investors.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment.

The RiverFront Asset Allocation Moderate is designed to qualify as a qualified default investment alternative (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Retirement plan fiduciaries, and not the Fund or its investment advisers, are responsible for determining whether the Fund qualifies as a QDIA. As a QDIA, the Fund may, at the election of certain employee retirement plan sponsors, be designated as a default investment for such plans, meaning that when plan participants fail to make investment elections, the plan sponsors may direct participant contributions towards purchases of Fund shares.

Distribution and Services (12b-1) Plan for Investor Class, Class A, and Class C Shares

Each Fund has adopted a separate plan of distribution for Investor Class, Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act (each, a “Plan” and collectively, the “Plans”).

The Plans allow each Fund, as applicable, to use Investor Class, Class A, and/or Class C assets to pay fees in connection with the distribution and marketing of, and/or ongoing shareholder services to Investor Class, Class A, Class C shareholders. Each Plan permits payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C of the Fund as their funding medium and for related expenses.

The Plans permit each Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class and Class A shares, and 1.00% of a Fund’s average daily net assets attributable to its Class C shares. Because these fees are paid out of a Fund’s Investor Class, Class A, or Class C assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class, Class A, and Class C shares, and Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

The Distributor is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares. The Distributor may, pursuant to a written agreement between Distributor and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares should the financial intermediary forgo the commission.

Payments to Financial Intermediaries

The Fund’s Adviser and/or Sub-Adviser and/or their affiliates may also make payments for distribution and/or shareholder servicing activities for out of their own resources. The Adviser or Sub-Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries out of their own resources. The amount of these payments is determined by the adviser or sub-adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Networking, Sub-Accounting and Administrative Fees

Certain financial intermediaries may contract with the Funds, or their designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Funds. In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Fund. Any such payment by the Fund to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any 12b-1 related services provided to shareholders.

In addition to these fees, Class I shares may also be available on certain brokerage platforms. An investor transacting in Class I shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker. The nature and amount of such commission or other compensation for your purchases is determined solely by your broker or financial intermediary; for more information please contact your broker or financial intermediary representative.

Investment Minimums

Each Fund offers investors four Classes of shares in this Prospectus: Classes Investor, A, C and I, except that the Aggressive Fund also offers Investor II shares and Class L shares. The minimum investment in Investor Class shares, Class A shares and Class C shares is $500 for tax-advantaged accounts and $2,500 for other accounts. The minimum investment in Class I shares is $100,000. The minimum investment in Investor Class II shares is $500 for tax-advantaged accounts and $2,500 for other accounts. The minimum investment in Class L shares is $1,000,000. Investors generally may meet the minimum investment amount by aggregating multiple accounts within a Fund. There is no subsequent investment minimum.

Each Fund reserves the right to waive or change investment minimums. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Buying Shares

In order to buy, redeem or exchange shares at that day’s price, you must place your order with the Fund or its agent before the New York Stock Exchange (“NYSE”) closes (normally, 4 p.m. Eastern time). If the NYSE closes early, you must place your order prior to the actual closing time. Orders received by financial intermediaries prior to the close of trading on the NYSE will be confirmed at the offering price computed as of the close of the trading on the NYSE. It is the responsibility of the financial intermediary to insure that all orders are transmitted in a timely manner to the Fund. Otherwise, you will receive the next business day’s price.

Investors may not purchase, exchange or redeem shares of a Fund directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisers or other financial intermediaries. Shares made available through full service broker-dealers may be available through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. Contact your financial intermediary or refer to your plan documents for instructions on how to purchase, exchange or redeem shares.

Investors may be charged a fee if they effect transactions through broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s Net Asset Value next computed after they are received by an authorized broker or the broker’s authorized designee.

With certain limited exceptions, each Fund is available only to U.S. citizens or residents.

Sales Charge When You Purchase Investor Class, Class A or Class C shares

Below is a summary of certain features of Investor Class, Class A, and Class C shares:

	Investor Class	Class A	Class C
Initial Sales Charge	None	Up to 5.50%(1)(2)	None
Contingent Deferred Sales Charge (“CDSC”)	None	None (except on redemptions of certain large purchases held for less than 12 months)	1.00% on redemptions within 12 months
Distribution and Service Fees	Up to 0.25%(2)	Up to 0.25%(2)	1.00%
Dividends	Generally higher than Class C due to lower annual expenses	Generally higher than Class C due to lower annual expenses	Generally lower than Investor Class due to higher annual expenses
Typical Shareholder	Generally more appropriate for long-term investors	Generally more appropriate for long-term investors	Generally more appropriate for short-term investors

(1)	Depending on the total assets you invest. A CDSC of 1.00% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million. See Section titled “Contingent Deferred Sales Charge” below.
(2)	Depending on the Fund in which you invest.

Class A Shares

The following table lists the sales charges that will be applied to your purchase of Class A shares, subject to the breakpoint discounts indicated in the tables and described below.

Applicable to all Funds:

Purchase Amount	Sales Charge as a Percentage of Offering Price	Sales Charge as a Percentage of Investment	Dealer Concession as a Percentage of Offering Price*
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 but less than $1 million	2.00%	2.04%	1.60%
$1 million or greater	0.00%	0.00%	0.00%

*	“Offering Price” includes the front-end sales load.

The Investor Class, Class C, and Class I shares do not charge an initial sales load.

Qualifying For A Reduction Or Waiver Of Class A Shares Sales Charge

You may be able to lower your Class A shares initial sales charge under certain circumstances. You can combine Class A shares you already own with your current purchase of Class A shares of a Fund to take advantage of the breakpoints in the sales charge schedule as set forth above. Certain circumstances under which you may combine such ownership of shares and purchases are described below. Contact your financial intermediary for more information.

In order to obtain a sales charge discount, you should inform your financial intermediary of other accounts in which there are Fund holdings eligible to be aggregated to meet a sales charge breakpoint. These other accounts may include the accounts described below in “Aggregating Accounts.” You may need to provide documents such as account statements or confirmation statements to prove that the accounts are eligible for aggregation. The Letter of Intent described below requires historical cost information in certain circumstances. You should retain records necessary to show the price you paid to purchase Fund shares, as a Fund, its agents, or your financial intermediary may not retain this information.

A Fund may waive Class A sales charges on investor purchases including shares purchased by:

•	Officers, directors, trustees and employees of the adviser, sub-adviser and their respective affiliates;
•	Registered representatives and employees of financial intermediaries with a current selling agreement with the
•	Distributor or the adviser;
•	Immediate family members of all such persons as described above;
•	Financial intermediary supermarkets and fee-based platforms; and
•	Financial intermediaries who have entered into an agreement with the Principal Underwriter/Distributor/the fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Right of Accumulation

You may purchase Class A shares at a reduced initial sales charge determined by aggregating the dollar amount of the new purchase (measured by the offering price) and the total prior days net asset value (net amount invested) of all Class A shares of a Fund and of certain other classes then held by you, or held in accounts identified under “Aggregating Accounts,” and applying the sales charge applicable to such aggregate amount. In order to obtain such discount, you must provide sufficient information to your financial intermediary at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent

You may obtain a reduced initial sales charge on Class A shares by signing a Letter of Intent indicating your intention to purchase $50,000 or more of Class A shares over a 13-month period. The term of the Letter of Intent will commence upon the date you sign the Letter of Intent. You must refer to such Letter of Intent when placing orders. With regard to a Letter of Intent, the amount of investment for purposes of applying the sales load schedule includes (i) the historical cost (what you actually paid for the shares at the time of purchase, including any sales charges) of all Class A shares acquired during the term of the Letter of Intent, minus (ii) the value of any redemptions of Class A shares made during the term of the Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. A portion of shares purchased may be held in escrow to pay for any sales charge that may be applicable. If the goal is not achieved within the period, you must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact your financial intermediary to obtain a Letter of Intent application.

Aggregating Accounts

To take advantage of lower Class A shares initial sales charges on large purchases or through the exercise of a Letter of Intent or right of accumulation, investments made by you, your spouse and your children under age 21 may be aggregated if made for your own account(s) and/or certain other accounts such as:

•	trust accounts established by the above individuals (or the accounts of the primary beneficiary of the trust if the person who established the trust is deceased);
•	solely controlled business accounts; and
•	single participant retirement plans.

To receive a reduced sales charge under rights of accumulation or a Letter of Intent, you must notify your financial intermediary of any eligible accounts that you, your spouse and your children under age 21 have at the time of your purchase.

Contingent Deferred Sales Charge

Class A Shares

If you invest $1 million, or $500,000 with respect to the Smith Funds, or more, either as a lump sum or through a Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge. However, a contingent deferred sales charge (“CDSC”) of 1% may apply to Class A shares redeemed within the first 12 months after a purchase in excess of $1 million, or $500,000 with respect to the Smith Funds. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class A Shares redeemed.

Class C Shares

There is a 1% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the redemption of the Class C Shares redeemed.

Waiver of CDSC

Each Fund may waive the imposition of a CDSC on redemption of Fund shares under the following circumstances and conditions:

•	redemptions following the death or permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability; and
•	required minimum distributions from a tax-advantaged retirement plan or an individual retirement account (IRA) as required under the Internal Revenue Code. The waiver of the CDSC for required distributions will be as a percentage of assets held in the Fund.

If you think you may be eligible for a CDSC waiver, contact your financial intermediary. You must notify the Fund prior to the redemption request to ensure your receipt of the waiver.

Exchanging Shares

Exchanging Shares of ALPS-Advised Funds

You may exchange shares in a Fund for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

•	ALPS | Red Rocks Global Opportunity Fund
•	Clough China Fund
•	ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
•	RiverFront Asset Allocation Aggressive
•	RiverFront Asset Allocation Growth & Income
•	RiverFront Asset Allocation Moderate
•	ALPS | Kotak India Growth Fund
•	ALPS | Smith Total Return Bond Fund
•	ALPS | Smith Short Duration Bond Fund
•	ALPS | Smith Balanced Opportunity Fund
•	ALPS | Smith Credit Opportunities Fund

If you are an existing shareholder of a Fund or of an ALPS-Advised Fund, you may exchange into a new account copying your existing account registration and options. Exchanges between accounts will be accepted only if registrations are identical. Any new account established through an exchange will be subject to all minimum requirements applicable to the shares acquired described in “Investment Minimums” above. The exchange privilege may only be exercised in those states where the class of shares being acquired legally may be sold.

You may also transfer between classes of a Fund if you meet the minimum investment requirements for the class into which you would like to transfer.

Before effecting an exchange, you should read the prospectus for the Fund into which you are exchanging.

Automatic Conversion of Class C Shares to Class A Shares After 8-Year Holding Period

Each Fund has adopted an automatic conversion feature for Class C Shares, whereby each Class C Share of each Fund will automatically convert to Class A Shares of the same Fund with equivalent aggregate value, approximately eight (8) years after the date of purchase of such Class C Share (“Auto Conversion”).

Certain Financial Intermediaries, including group retirement recordkeeping platforms, may not have been tracking such holding periods for Class C Shares and therefore may not be able to process such conversion for Class C Shares held prior to the Effective Date. In these instances, each Class C Share held as of the Effective Date will automatically convert to Class A Shares with equivalent aggregate value approximately eight (8) years after the Effective Date. If you have any questions regarding your Financial Intermediary’s ability to implement the Auto Conversion feature please contact an authorized agent of your Financial Intermediary for additional information.

Additional Information About Exchanges

An exchange represents the sale of shares from one fund and the purchase of shares of another fund. Under the U.S. federal income tax law, this may produce a taxable gain or loss in your non-tax-advantaged account. Transfers between classes of a Fund are generally not taxable transactions but may create reporting obligations for certain significant holders of Fund shares in the year of the exchange. See the SAI under “FEDERAL INCOME TAXES-Special Tax Considerations-Transfers between Classes of a Single Fund.”

The exchange privilege may be modified or terminated upon sixty (60) days’ written notice to shareholders. Although initially there will be no limit on the number of times you may exercise the exchange privilege, each Fund reserves the right to impose such a limitation. Call or write each Fund for further details.

Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in “Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts” to this prospectus based on information provided by the financial intermediary.

Redeeming Shares

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers and financial intermediaries. Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Each Fund will redeem all full and fractional shares of the Fund upon request on any business day at the applicable net asset value determined after the receipt of proper redemption instructions, less any applicable redemption fees. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. If notice of redemption is received on any business day, the redemption will be effective on the date of receipt. Payment will ordinarily be made on the next business day, but, in any case, within no more than seven business days from the date of receipt. If the notice is received on a day that is not a business day or after the close of regularly scheduled trading on the NYSE, the redemption notice will be deemed received as of the next business day. The value of shares at the time of redemption may be more or less than the shareholder’s cost.

It is anticipated that a Fund will meet redemption requests through the sale of portfolio assets or from its holdings in cash or cash equivalents. A Fund may use the proceeds from the sale of portfolio assets to meet redemption requests if consistent with the management of the Fund. These redemption methods will be used regularly and may also be used in stressed or abnormal market conditions, including circumstances adversely affecting the liquidity of a Fund’s investments, in which case a Fund may be more likely to be forced to sell its holdings to meet redemptions than under normal market conditions. Each Fund reserves the right to redeem in kind. Redemptions in kind typically are used to meet redemption requests that represent a large percentage of a Fund’s net assets in order to limit the impact of a large redemption on the Fund and its remaining shareholders. Redemptions in kind may be used in normal as well as in stressed market conditions. A Fund may also borrow, or draw on lines of credit that may be available to the Fund individually or to the Trust, in order to meet redemption requests during stressed market conditions. Under the 1940 Act, a Fund is limited as to the amount that it may borrow and accordingly, borrowings (including those made under a line of credit) might be insufficient to meet redemption requests.

Redemption Payments

In all cases, your redemption price is the net asset value per share next determined after your request is received in good order. Payment of redemption proceeds will ordinarily be made on the next business day following the date of redemption, but, in any case, within no more than seven business days from the date of redemption. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to ten business days. Your redemption proceeds can be sent by check to your address of record or by wire transfer to your bank account of record. A Fund or your bank may charge you a fee for wire transfers. Any request that your redemption proceeds be sent to a destination other than your bank account or address of record must be in writing.

The Funds are not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

Redemptions In-Kind

Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund. A redemption in-kind could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). However, each Fund is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of the Fund during any 90-calendar day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, each Fund will have the option of redeeming the excess in cash or in-kind. Securities used to redeem Fund shares will be valued as described in “How Fund Shares are Priced” below. A shareholder may pay brokerage charges on the sale of any securities received as a result of a redemption in-kind. Redemptions in-kind may take longer than other redemption payments because the payment will be made at least in part in securities rather than cash, and will ordinarily be made within no more than seven business days from the date of redemption.

In most situations where the Fund distributes securities to meet a redemption request, the Fund expects to distribute a pro rata slice of the Fund’s portfolio securities, subject to certain limitations relating to odd-lot amounts of securities and securities subject to transfer restrictions. Each Fund reserves the right, however, to distribute individual securities (which may not be representative of the portfolio as a whole) in consultation with, or at the recommendation of, the Adviser or Sub-Adviser, as applicable.

Redemption Fees

Note: Each Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE is restricted; or (iii) during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC.

Share Transactions

Small Account Balances/Mandatory Redemptions

None of the Funds currently imposes an account minimum. A Fund may adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances, such as to comply with new regulatory requirements.

Share Certificates

None of the Funds issues share certificates.

Frequent Purchases and Sales of Fund Shares

None of the Funds permits market timing or other abusive trading practices. Each Fund reserves the right, but does not have the obligation, to reject any purchase or exchange transaction at any time. In addition, each Fund reserves the right to suspend its offering of shares or to impose restrictions on purchases or exchanges at any time that are more restrictive than those that are otherwise stated in this Prospectus with respect to disruptive, excessive or short-term trading.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt Fund performance. The Board has adopted policies and procedures designed to deter frequent purchases, exchanges and redemptions and to seek to prevent market timing. To minimize harm to a Fund and its shareholders, the Fund reserves the right to reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading or whose trading, in its judgment, has been or may be disruptive to the Fund. Each Fund may also refuse purchase and exchange transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In making this judgment, each Fund may consider trading done in multiple accounts under common ownership or control.

On a periodic basis, the Transfer Agent will review transaction history reports and will identify redemptions that are within a specific time period from a previous purchase or exchange in the same account(s) in a Fund, or in multiple accounts that are known to be under common control. Redemptions meeting the criteria will be investigated for possible inappropriate trading.

Certain accounts, in particular omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases, exchanges and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated may not be known by the Fund. Therefore, it becomes more difficult for the Fund to identify market timing or other abusive trading activities in these accounts, and the Fund may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. To the extent abusive or disruptive trading is identified, each Fund will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Fund would address such activity directly, if it were able to do so.

Due to the complexity and subjectivity involved in identifying market timing and other abusive trading practices, there can be no assurance that a Fund’s efforts will identify all market timing or abusive trading activities. Therefore, investors should not assume that a Fund will be able to detect or prevent all practices that may disadvantage the Fund.

How Fund Shares are Priced

The Board has approved procedures to be used to value each Fund’s securities for the purposes of determining the Fund’s NAV. The valuation of the securities of each Fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for each Fund to the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). None of the Funds will value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s currency valuations, if any, are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Funds’ Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt securities, including short-term debt obligations that will mature in 60 days or less, will generally be valued at the price supplied by an independent third-party pricing service approved by the Funds’ Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fund’s adviser or sub-adviser, as applicable, believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because each Fund invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), each Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). Each Fund may also use fair value procedures if its sub-adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Each Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, each Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, each Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Each Fund’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Each Fund invests, or may invest, in securities that are traded on foreign exchanges or markets, which may be open when the NYSE is closed. As a result, the value of your investment in a Fund may change on days when you are unable to purchase or redeem shares.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund’s Transfer Agent to obtain certain personal information from you (or persons acting on your behalf) in order to verify your (or such person’s) identity when you open an account, including name, address, date of birth and other information (which may include certain documents) that will allow the Transfer Agent to verify your identity. If this information is not provided, the Transfer Agent may not be able to open your account. Effective May 11, 2018, if you are opening an account in the name of a legal entity (e.g., a partnership, business trust, limited liability company, corporation, etc.), you may be required to supply the identity of the beneficial owner or controlling person(s) of the legal entity prior to the opening of your account. The Fund may request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf, or an individual listed as an underlying beneficial owner) shortly after your account is opened, or believes it has identified potentially criminal activity, each Fund, the Distributor and the Transfer Agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law, including closing your account and redeeming your shares at their NAV at the time of redemption.

EXHIBIT E
FINANCIAL HIGHLIGHTS INFORMATION

RiverFront Asset Allocation Aggressive – Investor Class
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.31		$11.57	$14.59	$16.27		$13.54	$13.95
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.06		0.17	0.17	0.25		0.16	0.23
Net realized and unrealized gain/(loss)	2.77		(0.19)	0.08	(1.27)		2.76	(0.31)
Total from investment operations	2.83		(0.02)	0.25	(1.02)		2.92	(0.08)
DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	(0.21)		(0.19)	(0.20)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.17)		(0.24)	(3.27)	(0.66)		(0.19)	(0.33)
Net increase/(decrease) in net asset value	2.66		(0.26)	(3.02)	(1.68)		2.73	(0.41)
Net asset value, end of period	$13.97		$11.31	$11.57	$14.59		$16.27	$13.54
TOTAL RETURN(d)	25.14%		(0.33)%	5.05%	(6.62)%		21.81%	(0.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,766		$1,862	$3,914	$4,491		$8,935	$9,618
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.93%		1.45%	1.40%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.75	%(f)	1.15%	1.15%
Ratio of net investment income to average net assets	0.92	%(e)	1.47%	1.47%	1.56%		1.09%	1.77%
Portfolio turnover rate(g)	2%		22%	18%	200%		60%	113%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.

(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.

(c)	Calculated using the average shares method.

(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Aggressive – Class A
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.22		$11.48	$14.51	$16.35
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.15	0.21	0.16
Net realized and unrealized gain/(loss)	2.76		(0.17)	0.03	(2.00)
Total from investment operations	2.81		(0.02)	0.24	(1.84)

DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	–
From net realized gains	–		–	(3.08)	–
Total distributions	(0.17)		(0.24)	(3.27)	–
Net increase/(decrease) in net asset value	2.64		(0.26)	(3.03)	(1.84)
Net asset value, end of period	$13.86		$11.22	$11.48	$14.51
TOTAL RETURN(b)	25.18%		(0.33)%	5.01%	(11.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,577		$989	$756	$9
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	0.79	%(c)	1.38%	1.88%	2.66	%(c)
Portfolio turnover rate(d)	2%		22%	18%	200%

(a)	Calculated using the average shares method.

(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(c)	Annualized.

(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Aggressive – Class C
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$10.57		$10.89	$14.01	$15.73		$13.18	$13.67
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01		0.07	0.08	0.12		0.04	0.12
Net realized and unrealized gain/(loss)	2.58		(0.17)	0.05	(1.20)		2.68	(0.30)
Total from investment operations	2.59		(0.10)	0.13	(1.08)		2.72	(0.18)
DISTRIBUTIONS:
From net investment income	(0.15)		(0.22)	(0.17)	(0.19)		(0.17)	(0.18)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.15)		(0.22)	(3.25)	(0.64)		(0.17)	(0.31)
Net increase/(decrease) in net asset value	2.44		(0.32)	(3.12)	(1.72)		2.55	(0.49)
Net asset value, end of period	$13.01		$10.57	$10.89	$14.01		$15.73	$13.18
TOTAL RETURN(c)	24.68%		(1.04)%	4.23%	(7.24)%		20.87%	(1.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,917		$3,147	$4,758	$8,597		$10,408	$11,447
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.63%		2.20%	2.16%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.47	%(e)	1.90%	1.90%
Ratio of net investment income to average net assets	0.18	%(d)	0.69%	0.71%	0.80%		0.29%	0.92%
Portfolio turnover rate(f)	2%		22%	18%	200%		60%	113%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.

(b)	Calculated using the average shares method.

(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(d)	Annualized.

(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Aggressive – Class I
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.56		$11.79	$14.78	$16.43		$13.65	$14.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08		0.20	0.21	0.29		0.19	0.26
Net realized and unrealized gain/(loss)	2.82		(0.19)	0.07	(1.27)		2.78	(0.30)
Total from investment operations	2.90		0.01	0.28	(0.98)		2.97	(0.04)
DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	(0.22)		(0.19)	(0.21)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.17)		(0.24)	(3.27)	(0.67)		(0.19)	(0.34)
Net increase/(decrease) in net asset value	2.73		(0.23)	(2.99)	(1.65)		2.78	(0.38)
Net asset value, end of period	$14.29		$11.56	$11.79	$14.78		$16.43	$13.65
TOTAL RETURN(c)	25.27%		(0.02)%	5.29%	(6.33)%		22.05%	(0.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,049		$2,945	$7,003	$12,701		$13,873	$10,140
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.62%		1.20%	1.15%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.46	%(e)	0.90%	0.90%
Ratio of net investment income to average net assets	1.14	%(d)	1.73%	1.77%	1.79%		1.29%	1.98%
Portfolio turnover rate(f)	2%		22%	18%	200%		60%	113%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.

(b)	Calculated using the average shares method.

(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Aggressive – Investor Class II
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.21		$11.47	$14.50	$16.18		$13.47	$13.87
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.06		0.16	0.18	0.25		0.15	0.23
Net realized and unrealized gain/(loss)	2.75		(0.18)	0.06	(1.27)		2.75	(0.30)
Total from investment operations	2.81		(0.02)	0.24	(1.02)		2.90	(0.07)
DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	(0.21)		(0.19)	(0.20)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.17)		(0.24)	(3.27)	(0.66)		(0.19)	(0.33)
Net increase/(decrease) in net asset value	2.64		(0.26)	(3.03)	(1.68)		2.71	(0.40)
Net asset value, end of period	$13.85		$11.21	$11.47	$14.50		$16.18	$13.47
TOTAL RETURN(d)	25.20%		(0.33)%	5.02%	(6.66)%		21.77%	(0.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$927		$741	$1,255	$2,043		$3,451	$4,667
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.91%		1.45%	1.40%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.74	%(f)	1.15%	1.15%
Ratio of net investment income to average net assets	0.88	%(e)	1.41%	1.53%	1.58%		1.04%	1.75%
Portfolio turnover rate(g)	2%		22%	18%	200%		60%	113%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.

(b)	Prior to December 1, 2017, Investor Class II was known as Investor Class.

(c)	Calculated using the average shares method.

(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Aggressive – Class L
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.53		$11.77	$14.76	$16.41		$13.63	$14.01
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.07		0.19	0.21	0.30		0.19	0.25
Net realized and unrealized gain/(loss)	2.83		(0.19)	0.07	(1.28)		2.78	(0.29)
Total from investment operations	2.90		–	0.28	(0.98)		2.97	(0.04)
DISTRIBUTIONS:
From net investment income	(0.17)		(0.24)	(0.19)	(0.22)		(0.19)	(0.21)
From net realized gains	–		–	(3.08)	(0.45)		–	(0.13)
Total distributions	(0.17)		(0.24)	(3.27)	(0.67)		(0.19)	(0.34)
Net increase/(decrease) in net asset value	2.73		(0.24)	(2.99)	(1.65)		2.78	(0.38)
Net asset value, end of period	$14.26		$11.53	$11.77	$14.76		$16.41	$13.63
TOTAL RETURN(c)	25.33%		(0.11)%	5.30%	(6.34)%		22.08%	(0.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,724		$13,277	$18,026	$19,449		$25,309	$22,552
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.63%		1.20%	1.16%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.47	%(e)	0.90%	0.90%
Ratio of net investment income to average net assets	1.11	%(d)	1.68%	1.77%	1.82%		1.27%	1.90%
Portfolio turnover rate(f)	2%		22%	18%	200%		60%	113%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Aggressive was known as the RiverFront Global Growth Fund.

(b)	Calculated using the average shares method.

(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth & Income – Investor Class
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.84		$12.02	$13.37	$14.48		$12.38	$12.63
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.07		0.18	0.23	0.25		0.17	0.21
Net realized and unrealized gain/(loss)	2.03		(0.16)	0.41	(0.80)		2.09	(0.00	)(d)
Total from investment operations	2.10		0.02	0.64	(0.55)		2.26	0.21
DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)	(0.21)	(0.24)		(0.16)	(0.21)
From net realized gains	–		–	(1.78)	(0.32)		–	(0.25)
Total distributions	(0.06)		(0.20)	(1.99)	(0.56)		(0.16)	(0.46)
Net increase/(decrease) in net asset value	2.04		(0.18)	(1.35)	(1.11)		2.10	(0.25)
Net asset value, end of period	$13.88		$11.84	$12.02	$13.37		$14.48	$12.38
TOTAL RETURN(e)	17.78%		0.27%	6.71%	(4.03)%		18.37%	1.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,104		$6,802	$8,864	$9,062		$19,123	$20,227
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(f)	0.50%	0.50%	0.85%		1.37%	1.35%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(f)	0.50%	0.50%	0.74	%(g)	1.15%	1.15%
Ratio of net investment income to average net assets	0.99	%(f)	1.57%	1.91%	1.70%		1.24%	1.74%
Portfolio turnover rate(h)	7%		33%	62%	224%		63%	129%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.

(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.

(c)	Calculated using the average shares method.

(d)	Less than $0.005 or ($0.005) per share.

(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Annualized.

(g)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth & Income – Class A
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.83		$12.01	$13.36	$14.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.18	0.25	0.15
Net realized and unrealized gain/(loss)	2.03		(0.16)	0.39	(1.34)
Total from investment operations	2.09		0.02	0.64	(1.19)

DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)	(0.21)	(0.15)
From net realized gains	–		–	(1.78)	–
Total distributions	(0.06)		(0.20)	(1.99)	(0.15)

Net increase/(decrease) in net asset value	2.03		(0.18)	(1.35)	(1.34)
Net asset value, end of period	$13.86		$11.83	$12.01	$13.36
TOTAL RETURN(b)	17.72%		0.28%	6.78%	(8.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,836		$4,489	$3,839	$13
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	0.99	%(c)	1.52%	2.13%	2.65	%(c)
Portfolio turnover rate(d)	7%		33%	62%	224%

(a)	Calculated using the average shares method.

(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(c)	Annualized.

(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth & Income – Class C
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.45		$11.65	$13.03	$14.16		$12.15	$12.44
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.02		0.09	0.13	0.14		0.07	0.13
Net realized and unrealized gain/(loss)	1.96		(0.15)	0.40	(0.78)		2.05	(0.02)
Total from investment operations	1.98		(0.06)	0.53	(0.64)		2.12	0.11
DISTRIBUTIONS:
From net investment income	(0.03)		(0.14)	(0.13)	(0.17)		(0.11)	(0.15)
From net realized gains	–		–	(1.78)	(0.32)		–	(0.25)
Total distributions	(0.03)		(0.14)	(1.91)	(0.49)		(0.11)	(0.40)
Net increase/(decrease) in net asset value	1.95		(0.20)	(1.38)	(1.13)		2.01	(0.29)
Net asset value, end of period	$13.40		$11.45	$11.65	$13.03		$14.16	$12.15
TOTAL RETURN(c)	17.33%		(0.44)%	5.91%	(4.74)%		17.53%	0.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$11,994		$13,642	$19,798	$23,111		$26,514	$32,217
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.57%		2.12%	2.10%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.47	%(e)	1.90%	1.90%
Ratio of net investment income to average net assets	0.25	%(d)	0.82%	1.15%	1.01%		0.51%	1.08%
Portfolio turnover rate(f)	7%		33%	62%	224%		63%	129%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.

(b)	Calculated using the average shares method.

(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(d)	Annualized.

(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Growth & Income – Class I
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$11.79		$11.97	$13.31	$14.42		$12.31	$12.56
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08		0.22	0.26	0.29		0.20	0.25
Net realized and unrealized gain/(loss)	2.04		(0.18)	0.41	(0.82)		2.09	(0.01)
Total from investment operations	2.12		0.04	0.67	(0.53)		2.29	0.24
DISTRIBUTIONS:
From net investment income	(0.08)		(0.22)	(0.23)	(0.26)		(0.18)	(0.24)
From net realized gains	–		–	(1.78)	(0.32)		–	(0.25)
Total distributions	(0.08)		(0.22)	(2.01)	(0.58)		(0.18)	(0.49)
Net increase/(decrease) in net asset value	2.04		(0.18)	(1.34)	(1.11)		2.11	(0.25)
Net asset value, end of period	$13.83		$11.79	$11.97	$13.31		$14.42	$12.31
TOTAL RETURN(c)	17.98%		0.46%	7.07%	(3.88)%		18.75%	2.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$37,917		$34,529	$49,610	$51,749		$33,484	$28,833
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.53%		1.12%	1.10%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.44	%(e)	0.90%	0.90%
Ratio of net investment income to average net assets	1.24	%(d)	1.83%	2.17%	2.04%		1.50%	2.06%
Portfolio turnover rate(f)	7%		33%	62%	224%		63%	129%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.

(b)	Calculated using the average shares method.

(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Moderate – Investor Class
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$10.50		$10.46	$11.54	$12.47		$11.22	$11.48
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.07		0.15	0.21	0.22		0.18	0.21
Net realized and unrealized gain/(loss)	1.25		0.05	0.49	(0.36)		1.23	(0.01)
Total from investment operations	1.32		0.20	0.70	(0.14)		1.41	0.20
DISTRIBUTIONS:
From net investment income	(0.06)		(0.16)	(0.20)	(0.22)		(0.16)	(0.21)
From net realized gains	–		–	(1.58)	(0.57)		–	(0.25)
Total distributions	(0.06)		(0.16)	(1.78)	(0.79)		(0.16)	(0.46)
Net increase/(decrease) in net asset value	1.26		0.04	(1.08)	(0.93)		1.25	(0.26)
Net asset value, end of period	$11.76		$10.50	$10.46	$11.54		$12.47	$11.22
TOTAL RETURN(d)	12.63%		1.95%	7.99%	(1.32)%		12.67%	1.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,245		$3,883	$5,162	$8,244		$13,311	$22,679
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.84%		1.33%	1.31%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.74	%(f)	1.15%	1.15%
Ratio of net investment income to average net assets	1.19	%(e)	1.46%	2.00%	1.78%		1.49%	1.87%
Portfolio turnover rate(g)	9%		20%	41%	209%		56%	132%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.

(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.

(c)	Calculated using the average shares method.

(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Moderate – Class A
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.49		$10.45	$11.53	$12.28
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.15	0.20	0.11
Net realized and unrealized gain/(loss)	1.25		0.05	0.51	(0.74)
Total from investment operations	1.32		0.20	0.71	(0.63)

DISTRIBUTIONS:
From net investment income	(0.06)		(0.16)	(0.21)	(0.12)
From net realized gains	–		–	(1.58)	–
Total distributions	(0.06)		(0.16)	(1.79)	(0.12)

Net increase/(decrease) in net asset value	1.26		0.04	(1.08)	(0.75)
Net asset value, end of period	$11.75		$10.49	$10.45	$11.53
TOTAL RETURN(b)	12.65%		1.96%	8.07%	(5.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,004		$7,680	$5,933	$9
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	1.19	%(c)	1.43%	1.92%	2.44	%(c)
Portfolio turnover rate(d)	9%		20%	41%	209%

(a)	Calculated using the average shares method.

(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(c)	Annualized.

(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Moderate – Class C
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$10.34		$10.30	$11.39	$12.34		$11.12	$11.39
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03		0.07	0.13	0.12		0.08	0.13
Net realized and unrealized gain/(loss)	1.24		0.05	0.49	(0.36)		1.24	(0.02)
Total from investment operations	1.27		0.12	0.62	(0.24)		1.32	0.11
DISTRIBUTIONS:
From net investment income	(0.03)		(0.08)	(0.13)	(0.14)		(0.10)	(0.13)
From net realized gains	–		–	(1.58)	(0.57)		–	(0.25)
Total distributions	(0.03)		(0.08)	(1.71)	(0.71)		(0.10)	(0.38)
Net increase/(decrease) in net asset value	1.24		0.04	(1.09)	(0.95)		1.22	(0.27)
Net asset value, end of period	$11.58		$10.34	$10.30	$11.39		$12.34	$11.12
TOTAL RETURN(c)	12.26%		1.21%	7.23%	(2.16)%		11.94%	1.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$14,493		$16,353	$26,831	$40,792		$51,231	$63,480
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.56%		2.08%	2.06%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.47	%(e)	1.90%	1.90%
Ratio of net investment income to average net assets	0.45	%(d)	0.72%	1.27%	1.03%		0.70%	1.14%
Portfolio turnover rate(f)	9%		20%	41%	209%		56%	132%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.

(b)	Calculated using the average shares method.

(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.

(d)	Annualized.

(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

RiverFront Asset Allocation Moderate – Class I
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016
Net asset value, beginning of period	$10.51		$10.47	$11.54	$12.48		$11.21	$11.47
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08		0.18	0.23	0.25		0.20	0.24
Net realized and unrealized gain/(loss)	1.26		0.04	0.50	(0.37)		1.25	(0.01)
Total from investment operations	1.34		0.22	0.73	(0.12)		1.45	0.23
DISTRIBUTIONS:
From net investment income	(0.08)		(0.18)	(0.22)	(0.25)		(0.18)	(0.24)
From net realized gains	–		–	(1.58)	(0.57)		–	(0.25)
Total distributions	(0.08)		(0.18)	(1.80)	(0.82)		(0.18)	(0.49)
Net increase/(decrease) in net asset value	1.26		0.04	(1.07)	(0.94)		1.27	(0.26)
Net asset value, end of period	$11.77		$10.51	$10.47	$11.54		$12.48	$11.21
TOTAL RETURN(c)	12.74%		2.19%	8.36%	(1.16)%		13.05%	2.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$20,516		$19,030	$25,544	$28,228		$30,913	$43,056
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.56%		1.08%	1.06%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.47	%(e)	0.90%	0.90%
Ratio of net investment income to average net assets	1.44	%(d)	1.71%	2.25%	2.02%		1.71%	2.16%
Portfolio turnover rate(f)	9%		20%	41%	209%		56%	132%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Moderate was known as the RiverFront Moderate Growth & Income Fund.

(b)	Calculated using the average shares method.

(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

EXHIBIT F
CONTROL SHAREHOLDERS

As of September 15, 2021, to the knowledge of the Trust, the following persons were known to own of record and/or beneficially 5% of more of any class of the voting securities of an Acquired Fund:

Fund Name and Class	Name and Address of Owner	Percentage Ownership of Share Class	Type of Ownership
RiverFront Asset Allocation Growth & Income – Investor II Class Shares	Merrill Lynch, Pierce, Fenner Jacksonville, FL	18.71%	Record
RiverFront Asset Allocation Growth & Income – Investor II Class Shares	Charles Schwab & Co., Inc. San Francisco, CA	13.29%	Record
RiverFront Asset Allocation Growth & Income – Investor II Class Shares	Raymond James & Associates, Inc. St Petersburg, FL	52.68%	Record
RiverFront Asset Allocation Growth & Income – Class A Shares	Morgan Stanley Smith Barney LLC New York, NY	9.50%	Record
RiverFront Asset Allocation Growth & Income – Class A Shares	Charles Schwab & Co., Inc. San Francisco, CA	35.34%	Record
RiverFront Asset Allocation Growth & Income – Class A Shares	Pershing LLC Jersey City, NJ	5.05%	Record
RiverFront Asset Allocation Growth & Income – Class A Shares	Raymond James & Associates, Inc. St Petersburg, FL	40.38%	Record
RiverFront Asset Allocation Growth & Income – Class A Shares	RBC Capital Markets, LLC Quincy, IL	5.50%	Record
RiverFront Asset Allocation Growth & Income – Class C Shares	Morgan Stanley Smith Barney LLC New York, NY	6.01%	Record
RiverFront Asset Allocation Growth & Income – Class C Shares	Charles Schwab & Co., Inc. San Francisco, CA	34.65%	Record
RiverFront Asset Allocation Growth & Income – Class C Shares	Raymond James & Associates, Inc. St Petersburg, FL	39.40%	Record
RiverFront Asset Allocation Growth & Income – Class C Shares	RBC Capital Markets, LLC Williamsville, NY	10.87%	Record
RiverFront Asset Allocation Growth & Income – Class I Shares	Charles Schwab & Co., Inc. Des Moines, IA	10.36%	Record
RiverFront Asset Allocation Growth & Income – Class I Shares	Principal Securities Inc Des Moines, IA	24.40%	Record
RiverFront Asset Allocation Growth & Income – Class I Shares	UBS Financial Services, Inc. Weehawken, NJ	36.26%	Record
RiverFront Asset Allocation Growth & Income – Class I Shares	Pershing LLC Jersey City, NJ	7.29%	Record
RiverFront Asset Allocation Growth & Income – Class I Shares	Raymond James & Associates, Inc. St Petersburg, FL	13.54%	Record

RiverFront Asset Allocation Growth & Income – Class I Shares	RBC Capital Markets, LLC Tacoma, WA	5.11%	Record
RiverFront Asset Allocation Growth & Income – Investor Class Shares	Charles Schwab & Co., Inc. San Francisco, CA	36.07%	Record
RiverFront Asset Allocation Growth & Income – Investor Class Shares	Td Ameritrade, Inc Omaha, NE	12.21%	Record
RiverFront Asset Allocation Growth & Income – Investor Class Shares	Pershing LLC Jersey City, NJ	6.57%	Record
RiverFront Asset Allocation Growth & Income – Investor Class Shares	Raymond James & Associates, Inc. St Petersburg, FL	27.34%	Record
RiverFront Asset Allocation Growth & Income – Investor Class Shares	RBC Capital Markets, LLC Scottsdale, AZ	7.40%	Record
RiverFront Asset Allocation Aggressive – Class A Shares	Morgan Stanley Smith Barney LLC New York, NY	13.76%	Record
RiverFront Asset Allocation Aggressive – Class A Shares	Charles Schwab & Co., Inc. San Francisco, CA	35.56%	Record
RiverFront Asset Allocation Aggressive – Class A Shares	UBS Financial Services, Inc. Weehawken, NJ	5.10%	Record
RiverFront Asset Allocation Aggressive – Class A Shares	Raymond James & Associates, Inc. St Petersburg, FL	32.48%	Record
RiverFront Asset Allocation Aggressive – Class A Shares	RBC Capital Markets, LLC Quincy, IL	7.70%	Record
RiverFront Asset Allocation Aggressive – Class C Shares	Wells Fargo Clearing Services, LLC Sioux Falls, SD	5.42%	Record
RiverFront Asset Allocation Aggressive – Class C Shares	Charles Schwab & Co., Inc. San Francisco, CA	42.70%	Record
RiverFront Asset Allocation Aggressive – Class C Shares	Raymond James & Associates, Inc. St Petersburg, FL	28.45%	Record
RiverFront Asset Allocation Aggressive – Class C Shares	RBC Capital Markets, LLC Tacoma, WA	14.52%	Record
RiverFront Asset Allocation Aggressive – Class I Shares	Charles Schwab & Co., Inc. San Francisco, CA	31.40%	Record
RiverFront Asset Allocation Aggressive – Class I Shares	Raymond James & Associates, Inc. St Petersburg, FL	55.39%	Record
RiverFront Asset Allocation Aggressive – Class I Shares	RBC Capital Markets, LLC Richmond, VA	10.44%	Record
RiverFront Asset Allocation Aggressive – Class L Shares	Charles Schwab & Co., Inc. San Francisco, CA	14.39%	Record
RiverFront Asset Allocation Aggressive – Class L Shares	Principal Securities Inc Des Moines, IA	83.32%	Record
RiverFront Asset Allocation Aggressive – Investor Class Shares	Morgan Stanley Smith Barney LLC New York, NY	12.69%	Record
RiverFront Asset Allocation Aggressive – Investor Class Shares	Charles Schwab & Co., Inc. San Francisco, CA	37.91%	Record
RiverFront Asset Allocation Aggressive – Investor Class Shares	Raymond James & Associates, Inc. St Petersburg, FL	22.59%	Record

RiverFront Asset Allocation Aggressive – Investor Class Shares	RBC Capital Markets, LLC Tacoma, WA	13.19%	Record
RiverFront Asset Allocation Moderate – Class A Shares	Morgan Stanley Smith Barney LLC New York, NY	16.19%	Record
RiverFront Asset Allocation Moderate – Class A Shares	Charles Schwab & Co., Inc. San Francisco, CA	53.06%	Record
RiverFront Asset Allocation Moderate – Class A Shares	Raymond James & Associates, Inc. Tacoma, WA	25.69%	Record
RiverFront Asset Allocation Moderate – Class C Shares	Morgan Stanley Smith Barney LLC Tacoma, WA	5.11%	Record
RiverFront Asset Allocation Moderate – Class C Shares	Charles Schwab & Co., Inc. Tacoma, WA	37.27%	Record
RiverFront Asset Allocation Moderate – Class C Shares	Raymond James & Associates, Inc. Tacoma, WA	36.19%	Record
RiverFront Asset Allocation Moderate – Class C Shares	RBC Capital Markets, LLC Tacoma, WA	12.71%	Record
RiverFront Asset Allocation Moderate – Class I Shares	Charles Schwab & Co., Inc. Tacoma, WA	28.59%	Record
RiverFront Asset Allocation Moderate – Class I Shares	Principal Securities Inc Tacoma, WA	36.06%	Record
RiverFront Asset Allocation Moderate – Class I Shares	National Financial Services, LLC Tacoma, WA	8.48%	Record
RiverFront Asset Allocation Moderate – Class I Shares	Raymond James & Associates, Inc. Tacoma, WA	19.31%	Record
RiverFront Asset Allocation Moderate – Class I Shares	RBC Capital Markets, LLC Tacoma, WA	5.61%	Record
RiverFront Asset Allocation Moderate – Investor Class Shares	Morgan Stanley Smith Barney LLC New York, NY	22.75%	Record
RiverFront Asset Allocation Moderate – Investor Class Shares	Charles Schwab & Co., Inc. Springfield, MA	22.02%	Record
RiverFront Asset Allocation Moderate – Investor Class Shares	National Financial Services, LLC Springfield, MA	5.35%	Record
RiverFront Asset Allocation Moderate – Investor Class Shares	Raymond James & Associates, Inc. St Petersburg, FL	22.30%	Record
RiverFront Asset Allocation Moderate – Investor Class Shares	RBC Capital Markets, LLC San Jose, CA	10.62%	Record

PART B

FINANCIAL INVESTORS TRUST

Statement of Additional Information

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Financial Investors Trust	Financial Investors Trust

RiverFront Asset Allocation Aggressive

RiverFront Asset Allocation Moderate	RiverFront Asset Allocation Growth & Income

December [ ], 2021

This Statement of Additional Information (“SAI”) of Financial Investors Trust is being furnished in connection with the reorganization (the “Reorganization”) of the RiverFront Asset Allocation Aggressive and the RiverFront Asset Allocation Moderate (each, an “Acquired Fund”) with and into the RiverFront Asset Allocation Growth & Income (the “Acquiring Fund”) (each a “Fund” and collectively the “Funds”) whereby all of the assets and liabilities of each Acquired Fund will be transferred to the Acquiring Fund in exchange for shares of the Acquiring Fund.

This SAI consists of: (i) this cover page; and (ii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.	The SAI for each of the Funds dated February 28, 2021, as filed on February 28, 2021 (File No: 33-72424).

2.	The Financial Statements of RiverFront Asset Allocation Aggressive and RiverFront Asset Allocation Moderate, included in the Semi-Annual Report to Shareholders dated April 30, 2021, as filed on July 9, 2021 (File No: 811-08194) and in the Annual Report to Shareholders dated October 31, 2020, as filed on January 7, 2021 (File No: 811-08194).

3.	The Financial Statements of RiverFront Asset Allocation Growth & Income, included in the Semi-Annual Report to Shareholders dated April 30, 2021, as filed on July 9, 2021 (File No: 811-08194) and in the Annual Report to Shareholders dated October 31, 2020, as filed on January 7, 2021 (File No: 811-08194).

The Reorganization will not result in a material change to either Acquired Fund's investment portfolio that is due to the investment restrictions of the Acquiring Fund. In particular, each security held by the Acquired Fund is eligible to be held by the Acquiring Fund. As a result, a schedule of investments of each Acquired Fund modified to show the effects of the change is not required and is not included.

This SAI is not a prospectus. An Information Statement/Prospectus dated December [ ], 2021, relating to the reorganization of RiverFront Asset Allocation Aggressive and RiverFront Asset Allocation Moderate with and into RiverFront Asset Allocation Growth & Income may be obtained, without charge, by writing to ALPS Fund Services, Inc. at 1290 Broadway Suite 1000, Denver, CO 80203 or calling 1-866-759-5679. This SAI should be read in conjunction with the Information Statement/Prospectus.

FINANCIAL INVESTORS TRUST

PART C

ITEM 15. INDEMNIFICATION

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (a)(1) and (a)(2) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit I(1) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit I(6) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 16. EXHIBITS

(1)	(a)	Trust Instrument of Registrant.(1)

	(b)	Revised Trust Instrument of Registrant.(1)

	(c)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(4)

	(d)	Amendment to Trust Instrument of Registrant dated January 29, 2020.(11)

(2)	(a)	By-Laws of Registrant.(1)

	(b)	Revised By-Laws of Registrant.(1)

	(c)	Amendment to By-Laws of Registrant dated April 25, 2008.(3)

	(d)	Amendment to By-Laws of Registrant dated December 8, 2020.(14)

(3)		Voting Trust Agreements – not applicable.

(4)		Agreement and Plan of Reorganization (filed herewith).

(5)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (1)(a) of this filing).

(6)	(a)	Investment Advisory Agreement dated May 31, 2018 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund).(10)

	(b)	Amendment dated August 3, 2018 to the Investment Advisory Agreement dated May 31, 2018 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund).(10)

	(c)	Investment Sub-Advisory Agreement dated May 31, 2018 among Registrant, ALPS Advisors, Inc. and RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(10)

	(d)	Amendment dated August 3, 2018 to the Investment Sub-Advisory Agreement May 31, 2018 among Registrant, ALPS Advisors, Inc. and RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(10)

(7)	(a)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund, ALPS/Alerian MLP Infrastructure Index Fund and ALPS/Metis Global Micro Cap Value Fund.(10)

(b)	Amendment dated April 16, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund and ALPS/Alerian MLP Infrastructure Index Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Smith Short Term Duration Bond Fund and ALPS/Smith Total Return Bond Fund.(10)

(c)	Amendment dated April 27, 2018 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund), RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Smith Short Term Duration Bond Fund and ALPS/Smith Total Return Bond Fund.(10)

(d)	Amendment dated March 10, 2020 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund), ALPS/Kotak India Growth Fund, ALPS/Smith Short Term Duration Bond Fund and ALPS/Smith Total Return Bond Fund.(12)

(e)	Amendment dated June 17, 2020 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund), ALPS/Kotak India Growth Fund, ALPS/Smith Short Term Duration Bond Fund, ALPS/Smith Total Return Bond Fund, ALPS/Smith Balanced Opportunity Fund and ALPS/Smith Credit Opportunities Fund.(13)

(d)	Form of Selling Agreement between ALPS Portfolio Solutions Distributor, Inc. and Broker/Dealer.(12)

	(e)	Form of Shareholder Servicing Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(12)

	(f)	Form of Fund-SERV Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(12)

	(g)	Form of Trust Networking Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(12)

(8)		Bonus, profit sharing, pension or other similar contracts or arrangements – not applicable.

(9)	(a)	Master Custodian Agreement dated June 1, 2013 between Registrant and State Street Bank and Trust Company with respect to certain series of the Trust.(6)

	(b)	Amendment dated December 9, 2013 to the Master Custodian Agreement dated June 1, 2013 relating to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS Disciplined Value Fund) ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(7)

(10)	(a)	Amended Distribution and Services Plan – ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) ALPS/Kotak India Growth, ALPS/Smith Total Return Bond Fund, ALPS/Smith Short Term Bond Fund, ALPS/Smith Balanced Opportunity Fund and ALPS/Smith Credit Opportunities Fund, Investor Class (f/k/a Class A).(13)

	(b)	Amended Distribution and Services Plan – ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) ALPS/Kotak India Growth, ALPS/Smith Total Return Bond Fund, ALPS/Smith Short Term Bond Fund, ALPS/Smith Balanced Opportunity Fund and ALPS/Smith Credit Opportunities Fund, Class C.(13)

	(c)	Amended Distribution and Services Plan – ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) ALPS/Kotak India Growth, ALPS/Smith Total Return Bond Fund, ALPS/Smith Short Term Bond Fund, ALPS/Smith Balanced Opportunity Fund and ALPS/Smith Credit Opportunities Fund, Class A.(13)

	(d)	Distribution and Services Plan – RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), Investor Class II (f/k/a Investor Class).(8)

	(e)	Amended Rule 18f-3 Plan – ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund), ALPS/Kotak India Growth Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund ALPS/Smith Balanced Opportunity Fund and ALPS/Smith Credit Opportunities Fund.(13)

(11)		Opinion and Consent of Davis Graham & Stubbs LLP regarding legality of issuance of shares and other matters dated October 7, 2021 (filed herewith).

(12)		Form of Opinion and Consent of Davis Graham & Stubbs regarding the reorganization of RiverFront Asset Allocation Aggressive and RiverFront Asset Allocation Moderate into RiverFront Asset Allocation Growth & Income tax matters dated January [___], 2022 (filed herewith).

(13)	(a)	Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund).(2)

	(b)	Amendment dated August 2, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund).(5)

	(c)	Amendment dated September 27, 2010 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund).(5)

	(d)	Amendment dated May 21, 2018 to Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to Class A Shares of ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund and ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund).(9)

	(e)	Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund).(2)

(f)	Amendment dated August 2, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund) and RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund).(5)

(g)	Amendment dated September 27, 2010 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund).(5)

(h)	Amendment dated February 28, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund).(8)

(i)	Amendment dated May 21, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to Class A Shares of ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund and ALPS/Metis Global Micro Cap Value Fund (f/k/a ALPS/Metis Global Micro Cap Fund).(9)

(j)	Amendment dated April 30, 2018 to Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive (f/k/a RiverFront Global Growth Fund), RiverFront Asset Allocation Growth (f/k/a RiverFront Global Allocation Fund), RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund) and RiverFront Asset Allocation Income & Growth (f/k/a RiverFront Conservative Income Builder Fund), ALPS/Kotak India Growth Fund, ALPS/Metis Global Micro Cap Value Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund.(10)

(k)	Amendment dated August 25, 2020 to the Fund Accounting and Administration Agreement dated October 1, 2007 with respect to the ALPS/Red Rocks Global Opportunity Fund (f/k/a ALPS/Red Rocks Listed Private Equity Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth & Income (f/k/a RiverFront Dynamic Equity Income Fund), RiverFront Asset Allocation Moderate (f/k/a RiverFront Moderate Growth & Income Fund), ALPS/Kotak India Growth Fund, ALPS/Smith Total Return Bond Fund and ALPS/Smith Short Term Bond Fund, ALPS/Smith Balanced Opportunity Fund and ALPS/Smith Credit Opportunities Fund.(13)

(14)	Other opinions – Consent of Independent Registered Public Accounting Firm (filed herewith).

(15)	Omitted financial statements – not applicable.

(16)	Powers of Attorney (filed herewith).

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(3)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.
(4)	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(5)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(6)	Incorporated by reference to the Post-Effective Amendment No. 125 to Registrant’s Registration Statement filed on November 27, 2013.
(7)	Incorporated by reference to the Post-Effective Amendment No. 194 to the Registrant’s Registration Statement filed on May 10, 2017.
(8)	Incorporated by reference to the Post-Effective Amendment No. 206 to the Registrant’s Registration Statement filed on February 28, 2018.
(9)	Incorporated by reference to the Post-Effective Amendment No. 213 to the Registrant’s Registration Statement filed on June 12, 2018.
(10)	Incorporated by reference to the Post-Effective Amendment No. 218 to the Registrant’s Registration Statement filed on August 28, 2018.
(11)	Incorporated by reference to the Post-Effective Amendment No. 244 to the Registrant’s Registration Statement filed on February 28, 2020.
(12)	Incorporated by reference to the Post-Effective Amendment No. 246 to the Registrant’s Registration Statement filed on June 29, 2020.
(13)	Incorporated by reference to the Post-Effective Amendment No. 248 to the Registrant’s Registration Statement filed on September 14, 2020.
(14)	Incorporated by reference to the Post-Effective Amendment No. 251 to the Registrant’s Registration Statement filed on February 26, 2021.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

Exhibit List

Exhibits	Description
(4)	Agreement and Plan of Reorganization.
(11)	Opinion and Consent of Davis Graham & Stubbs LLP regarding legality of issuance of shares and other matters dated October 7, 2021.
(12)	Form of Opinion and Consent of Davis Graham & Stubbs regarding the reorganization of RiverFront Asset Allocation Aggressive and RiverFront Asset Allocation Moderate into RiverFront Asset Allocation Growth & Income tax matters dated January [__], 2022.
(14)	Consent of Independent Registered Public Accounting Firm.
(16)	Powers of Attorney.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on October 7, 2021.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Dawn Cotten
Dawn Cotten
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	Trustee	October 7, 2021
Edmund J. Burke*

/s/ Jeremy W. Deems	Trustee	October 7, 2021
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee and Chairman	October 7, 2021
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	October 7, 2021
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	October 7, 2021
Michael “Ross” Shell*

/s/ Dawn Cotten	President, Principal Executive Officer	October 7, 2021
Dawn Cotten

/s/ Jennell Panella	Treasurer, Principal Financial Officer, Principal Accounting Officer	October 7, 2021
Jennell Panella

*	Signature affixed by Brendan Hamill pursuant to a power of attorney dated September 14, 2021.